Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available o n the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
California (100.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	1,020	1,114
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,304
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	2,935
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	3,120	3,372
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	862
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	608
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,095
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,386
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,131
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,062
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,065
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,036
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,024
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,684
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	968
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	19,466
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,132
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,008
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	293

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	350	387
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	370	425
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	395	470
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	505	600
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	675	802
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,363
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	985	1,165
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,660
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	495	584
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	520	612
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	881
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,171
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	1,982
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,932
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,529
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,791
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	13,780	13,720
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	282
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,551
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,600	5,981

Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,220	2,464
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	6,220	6,822
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	3,145	3,450
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,170	2,500
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,685	1,964
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	2,620	3,140
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,290	24,813
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	7,248
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	16,100	19,736
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/35 (4)	250	291
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	1,000	1,232
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	20,450	25,028
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	1,050	1,289
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	13,520	16,518
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	830	1,012
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,026
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	9,638
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,307
Alameda County CA Unified School District GO	4.000%	8/1/28	500	613
Alameda County CA Unified School District GO	4.000%	8/1/29	350	428
Alameda County CA Unified School District GO	4.000%	8/1/30	500	607
Alameda County CA Unified School District GO	4.000%	8/1/31	400	484
Alameda County CA Unified School District GO	4.000%	8/1/32	460	556
Alameda County CA Unified School District GO	4.000%	8/1/33	500	603
Alameda County CA Unified School District GO	4.000%	8/1/34	500	600
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,488
Alameda County CA Unified School District GO	3.000%	8/1/35	1,000	1,090
Alameda County CA Unified School District GO	3.000%	8/1/36	1,065	1,158
Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,082
Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,332
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	552
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	918
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,190
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,275	1,570

Alum Rock CA Union Elementary School District
GO	5.000%	8/1/26 (15)	1,180	1,451
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/32 (15)	2,745	3,311
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,335
Alvord CA Unified School District GO	5.000%	8/1/23 (4)	530	608
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,438
Alvord CA Unified School District GO	5.000%	8/1/24 (4)	650	773
Alvord CA Unified School District GO	5.000%	8/1/27 (4)	1,300	1,702
Alvord CA Unified School District GO	5.000%	8/1/28 (4)	1,375	1,849
Alvord CA Unified School District GO	5.000%	8/1/29 (4)	1,525	2,043
Alvord CA Unified School District GO	5.000%	8/1/30 (4)	1,950	2,597
Alvord CA Unified School District GO	5.000%	8/1/31 (4)	1,750	2,320
Alvord CA Unified School District GO	5.000%	8/1/32 (4)	1,405	1,857
Anaheim CA City School District GO	0.000%	8/1/27 (14)	11,075	9,993
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/30	500	612
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/31	500	611
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/32	1,485	1,810
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/33	815	991
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/34	800	972
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/35	1,155	1,400
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/36	1,830	2,215
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/36	2,495	3,020
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/37	1,250	1,512
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/37	1,000	1,209
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/38	2,860	3,455
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/39	1,300	1,569
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/39	645	778
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/40	1,000	1,206
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/40	2,385	2,875
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/45	1,910	2,297
1 Anaheim CA Housing & Public Improvement
Authority Revenue	5.000%	10/1/45	4,675	5,622
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	1,000	1,068
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21	3,815	4,076

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	830	886
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,495	1,597
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	2,590	2,767
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	4,350	4,648
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	1,125	1,202
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/22	2,370	2,635
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/23	3,000	3,400
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	1,175	1,407
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/24	4,000	4,532
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/25	5,280	5,980
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	3,175	4,054
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/26	5,290	5,988
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	2,035	2,672
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/28	4,035	4,554
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/31	11,000	12,409
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/32	6,000	6,761
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	5,380	6,048
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/21 (Prere.)	300	321
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/21 (Prere.)	300	321
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/21 (Prere.)	765	817

Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/21 (Prere.)	1,000	1,068
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/21 (Prere.)	505	540
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/21 (Prere.)	500	534
1 Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/45	175	211
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/22	500	553
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/23	655	752
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/24	375	445
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/26	8,000	10,113
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/27	5,000	6,501
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/28	3,250	4,329
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/30 (4)	1,070	891
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/30 (15)	3,000	4,068
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/31 (15)	2,265	3,055
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/32 (15)	2,000	2,683
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/33	2,950	3,445
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/34 (15)	2,000	2,534
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/35 (15)	6,500	8,217
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/36 (15)	15,500	19,544
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/39	4,870	5,690
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,585	5,868
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	12,933
2 Anaheim CA Public Financing Authority TOB
VRDO	1.210%	3/6/20	3,000	3,000
1 Antelope Valley CA Community College District
GO	4.000%	8/1/35	350	442
1 Antelope Valley CA Community College District
GO	4.000%	8/1/37	350	439
1 Antelope Valley CA Community College District
GO	4.000%	8/1/38	1,400	1,744
1 Antelope Valley CA Community College District
GO	4.000%	8/1/39	1,460	1,814
1 Antelope Valley CA Community College District
GO	4.000%	8/1/40	1,020	1,264
2 Antioch CA Unified School District TOB VRDO	1.230%	3/6/20 LOC	10,230	10,230
Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,543
Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,192

Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	500	553
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	500	553
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	515	569
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	600	663
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	950	1,050
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	1,055	1,166
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	1,165	1,288
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	1,000	1,105
Azusa CA Unified School District GO	5.000%	8/1/22 (Prere.)	650	719
Azusa CA Unified School District GO	4.000%	8/1/31 (4)	4,045	4,828
2 Bay Area CA Toll Authority Toll Bridge Revenue
TOB VRDO	1.150%	3/6/20	6,645	6,645
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/22 (Prere.)	4,000	4,281
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/22 (Prere.)	6,300	6,873
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/22 (Prere.)	5,030	5,487
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/22 (Prere.)	7,100	7,746
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/22 (Prere.)	16,700	18,219
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	5,000	5,662
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,850	8,889
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	7,645	8,657
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	13,510	16,319
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	2,320	2,786
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,575	30,281
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	22,770	26,901
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	3.250%	4/1/36	2,000	2,202
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	33,800	39,778
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	11,680	13,705
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	44,280	44,619
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22	10,250	10,497
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	33,140	34,478
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	49,060	51,744
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	19,350	21,109
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	20,000	21,920
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	2,325	2,584

3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT, 70%
of 3M USD LIBOR + 0.550%	1.887%	4/1/21	25,000	25,084
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	1.850%	4/1/21	20,500	20,606
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.050%	5/1/23	19,000	19,459
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.050%	5/1/23	4,350	4,455
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 1.100%	2.250%	4/1/24	6,100	6,308
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.130%	3/6/20	13,330	13,330
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.150%	3/6/20	8,435	8,435
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.150%	3/6/20	6,710	6,710
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.300%	3/6/20	4,295	4,295
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/24 (4)	300	359
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/26 (4)	685	863
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/28 (4)	1,000	1,246
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/29 (4)	800	993
Beaumont CA Public Improvement Wastewater
Revenue	3.000%	9/1/31 (4)	1,100	1,215
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/32 (4)	1,460	1,807
Beaumont CA Public Improvement Wastewater
Revenue	3.250%	9/1/34 (4)	1,000	1,104
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/35 (4)	835	1,029
Beaumont CA Public Improvement Wastewater
Revenue	3.375%	9/1/36 (4)	1,600	1,771
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/37 (4)	1,350	1,655
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/38 (4)	1,350	1,651
Beverly Hills CA Unified School District GO	0.000%	8/1/32	5,000	4,146
Beverly Hills CA Unified School District GO	3.000%	8/1/38	2,500	2,739
Beverly Hills CA Unified School District GO	3.000%	8/1/40	2,500	2,720
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	5,840

Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	5,857
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	3,065	2,611
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,192
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,445	1,716
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,364
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,803
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,455
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	887
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	458
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	510	605
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	510	605
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,923
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,237
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,354
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,442
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,491
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,350	1,454
Burbank CA Unified School District GO	0.000%	8/1/20 (14)	3,835	3,820
2 Burbank CA Unified School District GO TOB
VRDO	1.120%	3/6/20	5,520	5,520
4 Burbank CA Unified School District GO, 4.500%
coupon rate effective 8/1/2023	0.000%	8/1/32	3,680	3,810
Burlingame CA Financing Authority Lease
Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,686
2 CA Statewide Communities Development
Authority (John Muir Health) TOB VRDO	1.250%	3/6/20	4,875	4,875
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/21	515	538
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/22	1,455	1,571
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/23	525	584
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/24	535	613

California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/25	690	812
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/28	1,635	2,047
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/30	940	1,166
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/32	875	1,079
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/33	960	1,180
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/34	800	982
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/36	1,600	1,957
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.000%	5/1/38	1,500	1,825
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/21	1,300	1,355
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	6,060	6,146
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,073
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,643
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,325
California Department of Veterans Affairs Home
Purchase Revenue	3.500%	12/1/45	3,630	3,854
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,122
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,835	7,177
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,605	16,385
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,755	1,767
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	20,405	22,284
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,145	4,174
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,260
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	31
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	1,914

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,005
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,471
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	3,574
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	26
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	31
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	31
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	970	1,004
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,120	1,159
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,155	1,195
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,910	4,213
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	2,720	2,931
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	2,475	2,665
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,320	3,568
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (Prere.)	3,500	3,762
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	4,953
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	3,665	3,946
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,124
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	565
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	5,480

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	3,250	3,639
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,236
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	64
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	1,450	1,686
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	36
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	2,365	2,851
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	3,060	3,815
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	2,045	2,461
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	3,010	3,869
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,075	4,893
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	2,985	3,945
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	30	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	8,645
California Department of Water Resources
Water System Revenue (Central Valley
Project)	4.000%	12/1/33	6,900	8,125
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/34	560	728
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	1,130	1,466

California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/22	400	443
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/24	450	531
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/26	505	629
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/27	380	485
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/28	375	488
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/29	365	472
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/30	530	682
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/31	1,330	1,711
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/32	1,420	1,821
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/34	1,210	1,547
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/35	1,335	1,702
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/37	1,265	1,605
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	823
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,215	1,291
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	1,967
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,138
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,198
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,271
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,765	2,182
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,925	2,372
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,460
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	4,152
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,863
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20 (ETM)	790	798
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/22 (Prere.)	1,195	1,308
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/22 (Prere.)	380	416
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/22 (Prere.)	1,150	1,265
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/33	575	711

California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/34	625	770
California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/36 (14)	4,585	3,220
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/24	180	214
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/25	110	135
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/26	110	139
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/28	300	398
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/31	850	1,105
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/32	445	577
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/37	885	1,131
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/38	620	789
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	155
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	139
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	150
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	406
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	321
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	308
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/30	485	620
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	555	706
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,030	1,227
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,198
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	775	981
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,848
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	905	1,144
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,134
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	430	542
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,789
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,406
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/37	530	663

California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25 (ETM)	5,125	6,357
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,820
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,250
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,369
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,157
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,987
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,921
California GO	5.000%	2/1/21	2,010	2,087
California GO	5.000%	3/1/21	2,250	2,257
California GO	5.000%	4/1/21	2,250	2,352
California GO	5.000%	9/1/21	13,715	14,580
California GO	5.000%	9/1/21	1,310	1,393
California GO	5.000%	9/1/21	9,800	10,418
California GO	5.000%	10/1/21	2,575	2,746
California GO	5.000%	10/1/21	59,130	63,064
California GO	5.000%	11/1/21	2,930	3,135
California GO	5.000%	2/1/22	8,320	8,990
California GO	5.000%	2/1/22	1,220	1,318
California GO	5.000%	4/1/22	4,580	4,983
California GO	5.000%	4/1/22	38,925	42,347
California GO	5.000%	9/1/22	12,920	14,281
California GO	5.000%	9/1/22	9,525	10,529
California GO	5.250%	9/1/22	6,005	6,675
California GO	5.000%	10/1/22	15,000	16,633
California GO	5.000%	10/1/22	50,320	55,797
California GO	5.000%	11/1/22	31,890	35,472
California GO	5.000%	2/1/23	5,240	5,883
California GO	5.000%	2/1/23	15,925	17,220
California GO	5.000%	8/1/23	11,160	12,762
California GO	5.000%	8/1/23	3,350	3,831
California GO	5.000%	9/1/23	7,110	7,863
California GO	5.000%	9/1/23	10,175	11,671
California GO	5.250%	9/1/23	2,550	2,720
California GO	5.000%	10/1/23	12,595	14,490
California GO	5.000%	10/1/23	3,325	3,825
California GO	5.000%	10/1/23	1,305	1,501
California GO	5.000%	10/1/23	16,135	18,563
California GO	5.000%	10/1/23	6,770	7,789
California GO	5.000%	11/1/23	20,000	23,078
California GO	5.000%	11/1/23	2,280	2,631
California GO	5.000%	12/1/23	2,550	2,951
California GO	5.000%	2/1/24	11,215	12,588
California GO	5.000%	3/1/24	3,000	3,010
California GO	5.000%	4/1/24	21,415	25,071
California GO	5.000%	4/1/24	2,500	2,927
California GO	5.000%	8/1/24	1,510	1,788
California GO	5.000%	8/1/24	1,025	1,214
California GO	5.000%	9/1/24	10,000	11,056
California GO	5.000%	9/1/24	5,000	5,939
California GO	5.000%	9/1/24	1,150	1,366

California GO	4.000%	10/1/24	8,000	9,171
California GO	5.000%	10/1/24	8,725	10,394
California GO	5.000%	10/1/24	10,000	11,913
California GO	5.000%	10/1/24	6,645	7,916
California GO	5.000%	11/1/24	5,000	5,143
California GO	5.000%	11/1/24	2,255	2,694
California GO	5.000%	12/1/24	30,875	35,721
California GO	5.000%	12/1/24	5,000	5,785
California GO	5.000%	2/1/25	12,900	13,944
California GO	5.500%	2/1/25	8,575	10,539
California GO	4.000%	3/1/25	1,485	1,722
California GO	5.000%	3/1/25	1,435	1,734
California GO	5.000%	4/1/25	43,625	52,861
California GO	5.000%	8/1/25	10,185	12,478
California GO	5.000%	8/1/25	1,665	2,040
California GO	5.000%	8/1/25	12,430	15,229
California GO	5.000%	8/1/25	150	184
California GO	5.000%	9/1/25	2,185	2,415
California GO	5.000%	9/1/25	2,190	2,509
California GO	5.000%	9/1/25	4,895	6,013
California GO	4.000%	10/1/25	100	118
California GO	5.000%	10/1/25	13,865	15,650
California GO	5.000%	10/1/25	14,110	17,381
California GO	5.000%	10/1/25	2,045	2,519
California GO	5.000%	10/1/25	7,000	8,623
California GO	5.000%	11/1/25	1,520	1,563
California GO	5.000%	11/1/25	14,205	16,956
California GO	5.000%	11/1/25	12,345	15,248
California GO	5.000%	3/1/26	5,000	5,016
California GO	5.000%	3/1/26	9,230	11,123
California GO	5.000%	4/1/26	2,120	2,648
California GO	5.000%	8/1/26	20,695	26,099
California GO	5.000%	8/1/26	21,110	26,622
California GO	5.000%	8/1/26	20,000	25,222
California GO	5.000%	8/1/26	15,300	19,295
California GO	5.000%	9/1/26	5,540	7,003
California GO	5.000%	9/1/26	720	910
California GO	5.000%	9/1/26	100	126
California GO	5.000%	10/1/26	10,085	12,613
California GO	5.000%	10/1/26	1,270	1,609
California GO	5.000%	10/1/26	16,445	20,838
California GO	4.000%	11/1/26	2,540	3,062
California GO	5.000%	11/1/26	7,500	7,712
California GO	5.000%	11/1/26	9,160	11,635
California GO	5.000%	11/1/26	4,705	5,976
California GO	3.500%	8/1/27	26,345	31,282
California GO	5.000%	8/1/27	20,515	25,886
California GO	5.000%	8/1/27	3,160	3,858
California GO	5.000%	8/1/27	225	291
California GO	5.000%	10/1/27	13,915	15,670
California GO	5.000%	10/1/27	8,280	10,316
California GO	5.000%	10/1/27	13,845	18,004
California GO	5.250%	10/1/27	5,000	5,348
California GO	5.000%	11/1/27	5,175	6,744
California GO	5.000%	11/1/27	25,000	32,579
California GO	5.000%	8/1/28	20,355	26,356
California GO	5.000%	8/1/28	1,905	2,400

California GO	5.000%	8/1/28	6,510	7,941
California GO	4.000%	9/1/28	7,000	8,368
California GO	5.000%	9/1/28	17,715	22,356
California GO	5.250%	9/1/28	6,000	6,395
California GO	5.000%	10/1/28	1,925	2,568
California GO	5.000%	11/1/28	12,375	16,131
California GO	5.250%	2/1/29	2,790	3,027
California GO	5.000%	5/1/29	17,945	20,981
California GO	5.000%	8/1/29	7,195	9,048
California GO	5.000%	8/1/29	44,340	55,758
California GO	5.000%	9/1/29	6,000	6,372
California GO	5.000%	9/1/29	9,425	11,879
California GO	5.000%	9/1/29	1,395	1,758
California GO	5.000%	10/1/29	18,695	23,252
California GO	5.000%	10/1/29	19,290	21,710
California GO	5.000%	10/1/29	10,805	14,346
California GO	5.000%	11/1/29	20,820	27,110
California GO	5.000%	11/1/29	5,000	5,744
California GO	4.500%	12/1/29	2,525	2,932
California GO	5.000%	3/1/30	250	300
California GO	5.250%	3/1/30	20,000	20,067
California GO	5.000%	4/1/30	9,230	12,724
California GO	5.000%	5/1/30	13,870	16,204
California GO	5.000%	8/1/30	19,935	24,995
California GO	5.000%	8/1/30	6,555	8,224
California GO	5.000%	8/1/30	27,055	34,936
California GO	5.000%	9/1/30	10,000	10,618
California GO	5.000%	9/1/30	9,180	11,206
California GO	5.250%	9/1/30	5,000	5,761
California GO	5.000%	10/1/30	5,800	6,872
California GO	5.000%	10/1/30	1,935	2,627
California GO	4.000%	11/1/30	14,470	17,582
California GO	5.000%	11/1/30	9,070	11,787
California GO	5.000%	12/1/30	3,760	4,331
California GO	5.000%	4/1/31	16,445	23,138
California GO	5.000%	5/1/31	13,010	15,182
California GO	5.000%	8/1/31	22,300	27,940
California GO	5.000%	8/1/31	10,015	11,982
California GO	5.250%	8/1/31	5,755	7,079
California GO	5.000%	9/1/31	5,655	7,102
California GO	5.000%	9/1/31	7,000	7,432
California GO	5.000%	10/1/31	5,500	6,508
California GO	5.000%	10/1/31	5,495	7,437
California GO	4.000%	11/1/31	15,000	18,183
California GO	5.000%	11/1/31	1,705	2,214
California GO	5.000%	11/1/31	12,385	16,361
California GO	5.000%	12/1/31	6,000	6,908
California GO	5.000%	12/1/31	6,500	7,697
California GO	5.000%	2/1/32	2,540	2,743
California GO	5.000%	4/1/32	15,025	21,605
California GO	4.000%	8/1/32	545	642
California GO	5.000%	8/1/32	25,085	32,329
California GO	5.000%	8/1/32	5,000	6,075
California GO	5.250%	8/1/32 (4)	33,495	48,487
California GO	5.250%	8/1/32	2,025	2,488
California GO	5.000%	9/1/32	15,110	18,958
5 California GO	5.000%	10/1/32	23,535	27,815

California GO	4.000%	11/1/32	12,175	14,729
California GO	5.000%	11/1/32	7,000	9,227
California GO	5.000%	2/1/33	1,750	1,890
California GO	5.000%	2/1/33	1,760	1,965
California GO	5.000%	3/1/33	4,395	5,263
California GO	6.000%	3/1/33	12,000	12,047
California GO	5.000%	4/1/33	13,000	15,094
California GO	5.000%	4/1/33	180	240
California GO	4.000%	8/1/33	15,090	17,735
California GO	5.000%	8/1/33	1,270	1,588
California GO	5.000%	8/1/33	1,500	1,761
California GO	5.000%	9/1/33	3,830	4,367
California GO	5.000%	9/1/33	25,075	31,425
California GO	3.000%	10/1/33	2,150	2,459
California GO	5.000%	10/1/33	7,000	8,127
California GO	4.000%	11/1/33	12,500	15,093
California GO	5.000%	12/1/33	3,120	3,691
California GO	4.000%	8/1/34	18,035	21,165
California GO	5.000%	8/1/34	5,160	6,626
California GO	5.000%	8/1/34	1,575	1,908
California GO	4.000%	9/1/34	26,130	30,718
California GO	4.000%	9/1/34	4,725	5,555
California GO	5.000%	9/1/34	21,075	26,328
California GO	3.000%	10/1/34	4,150	4,729
California GO	5.000%	10/1/34	9,200	10,837
California GO	5.000%	11/1/34	7,000	9,197
California GO	5.000%	4/1/35	40,260	46,622
California GO	5.000%	8/1/35	9,015	11,225
California GO	5.000%	8/1/35	10,000	12,104
California GO	4.000%	9/1/35	3,390	3,979
California GO	5.000%	9/1/35	9,885	12,337
California GO	3.000%	10/1/35	9,185	10,399
California GO	5.000%	10/1/35	17,500	21,545
California GO	5.000%	11/1/35	3,810	4,916
California GO	5.000%	11/1/35	1,000	1,290
California GO	5.000%	4/1/36	16,375	18,948
California GO	5.000%	9/1/36	10,705	13,322
California GO	3.000%	10/1/36	9,000	10,121
California GO	4.000%	10/1/36	10,440	12,978
California GO	4.000%	11/1/36	7,000	8,405
California GO	5.000%	11/1/36	4,180	5,383
California GO	5.000%	11/1/36	17,000	22,274
California GO	5.000%	4/1/37	21,895	25,317
California GO	4.000%	9/1/37	350	376
California GO	3.000%	10/1/37	8,250	9,207
California GO	4.000%	10/1/37	13,565	16,807
California GO	5.000%	11/1/37	10,050	12,907
California GO	5.000%	11/1/37	7,000	9,143
California GO	3.700%	12/1/37	3,370	3,912
California GO	5.000%	4/1/38	10,115	11,687
California GO	4.000%	10/1/39	18,125	22,315
California GO	5.000%	11/1/39	7,000	9,113
California GO PUT	4.000%	12/1/21	21,905	22,782
2 California GO TOB VRDO	1.130%	3/6/20	2,825	2,825
2 California GO TOB VRDO	1.300%	3/6/20	7,000	7,000
2 California GO TOB VRDO	1.300%	3/6/20	4,750	4,750
California GO VRDO	1.070%	3/2/20 LOC	6,595	6,595

California GO VRDO	1.180%	3/2/20 LOC	4,700	4,700
California GO VRDO	1.060%	3/6/20 LOC	45,970	45,970
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,075
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,277
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,810	1,984
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,325	3,751
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,025	3,501
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,389
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,190	2,593
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,242
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	4,105	4,753
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	1,240	1,424
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,424
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,130	2,406
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,390	2,692
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	24,585	26,609
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	5,040	5,660
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,361
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,200	3,576
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
PUT	3.000%	3/1/24	10,830	11,556
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,760	4,760
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,830	3,983
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,135	8,490
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,605	1,675
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	20,083
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	7,819
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,173
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,015	2,145
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,683

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,979
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,173
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	16,477
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	14,582
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,868
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,566
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,172
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,414
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	8,790	9,704
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/32	365	453
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/33	620	768
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	4.000%	8/15/34	820	946
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,507
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/36	4,100	5,053
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,641
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/28	700	938
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/29	1,000	1,278
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/30	1,000	1,362
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,138
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	1,000	1,357
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/33	1,310	1,760
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/34	1,200	1,611
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/35	240	292
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/36	150	182

California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/37	270	327
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	4.000%	11/1/38	365	441
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	474
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	959
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	833
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	340
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	882
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	767
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,564
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,696
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,896
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,812
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/27	2,000	2,222
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/27	500	600
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/28	575	688
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/29	1,750	2,093
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/30	1,500	1,791
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/31	875	1,044
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,821
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/34	700	834
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	4,020	4,434
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	800	952
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/36	1,255	1,491
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/37	800	950
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/38	1,185	1,404
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	750	887
2 California Health Facilities Financing Authority
Revenue (City of Hope Medical Center) TOB
VRDO	1.250%	3/6/20	8,000	8,000

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,606
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,618
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,205
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,642
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,903
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	7,069
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,111
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,921
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,105	3,894
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	3,310	3,934
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	3,143
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,773
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	4,379
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,737
2 California Health Facilities Financing Authority
Revenue (Kaiser Credit Group) TOB VRDO	1.150%	3/6/20	8,000	8,000
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	25,310	29,946
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,000	5,549
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	40,000	44,392
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	29,675	40,388
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.120%	3/6/20	10,200	10,200
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.170%	3/6/20	5,500	5,500
2 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.200%	3/6/20 LOC	7,435	7,435
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospita lat Stanford)	5.000%	8/15/21	950	1,010
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	505	536
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	560	619
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	365	403

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/23	340	390
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/29	1,550	1,825
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/30	1,680	2,113
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/31	1,300	1,633
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/32	1,780	2,232
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/33	1,610	2,014
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/34	1,500	1,655
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/34	400	507
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/35	550	696
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/36	1,050	1,325
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.150%	3/6/20	11,395	11,395
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.150%	3/6/20	2,060	2,060
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.180%	3/6/20	2,223	2,222
2 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	1.180%	3/6/20	4,000	4,000
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,016
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	508
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	925
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,845	1,879
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,095	1,151
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,127
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,436

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,725
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,559
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,551
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	304
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	492
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	192
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	437
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	611
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	915
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,071
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	1,038
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	1,049
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,110
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,217
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,187
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,745
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,927
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,966
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,674
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,518
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,200	2,738
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,613

California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,010	9,285
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	3,425	3,963
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	19,405	19,455
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	2.000%	10/1/25	16,000	16,993
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/25	50,000	61,254
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/27	19,500	25,209
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	510
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,414
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,029
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	760	815
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	860	921
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,257
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,068
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,995	5,668
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,485	7,325
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	12,813
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/20 (Prere.)	2,000	2,065
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,359
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,855	2,053
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,243
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,750	4,854
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	5,000	5,118
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,320	1,404
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	3,930	4,221
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	537

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,185	1,261
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	2,075	2,319
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	224
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	2,500	2,902
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	348
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	2,500	3,009
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	420	505
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,075	1,294
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	2,510	3,122
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	485	603
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	650	808
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	2,750	3,524
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	496
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,085	1,390
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	1,000	1,314
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	525	649
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	820	1,074
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	540	666
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,591
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	875	1,110
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,180	1,491
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,555	5,919
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,335	1,730
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,225	1,545
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,800	2,327
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,425	1,794
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,500
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,225

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	5,020
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	5,000	6,407
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	7,000	8,964
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,994
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,625	4,621
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	6,725	8,573
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,090	3,844
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	5,100	6,461
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	24,295	30,780
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/38	5,000	6,320
2 California Health Facilities Financing Authority
Revenue TOB VRDO	1.370%	3/6/20 LOC	20,000	20,000
California Housing Finance Agency Revenue	4.000%	3/20/33	39,901	48,179
California Housing Finance Agency Revenue	4.250%	1/15/35	6,271	7,856
California Housing Finance Agency Revenue	2.500%	2/1/38	5,250	5,505
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	203
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	600	634
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	455	499
California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,087
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,785	1,986
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	8,000	8,899
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	250	285
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,850	2,138
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	4,000	4,622
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	610	718
California Infrastructure & Economic
Development Bank Revenue	4.000%	8/1/24	525	600
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,408
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,558
California Infrastructure & Economic
Development Bank Revenue	4.000%	8/1/25	570	667
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	5,000	6,202
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,525	1,892

California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	800	1,002
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/26	510	643
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,510	1,933
California Infrastructure & Economic
Development Bank Revenue	5.000%	2/1/27	1,505	1,685
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,221
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/27	600	777
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/28	425	563
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	985	1,153
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/29	1,010	1,371
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/31	1,550	2,101
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/32	1,800	2,435
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/32	125	144
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/34	650	875
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/35	1,000	1,344
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/36	2,500	3,346
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/37	1,360	1,815
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/38	1,250	1,663
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/39	1,260	1,672
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	810	869
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,731
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/34	1,235	1,423
3 California Infrastructure & Economic
Development Bank Revenue (California
Academy of Sciences) PUT, 70% of 1M USD
LIBOR + 0.380%	1.511%	8/1/21	8,160	8,171
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,123

California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/26	860	1,083
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/27	840	1,056
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/28	595	746
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/29	1,000	1,252
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/31	1,760	2,044
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	5.000%	9/1/32	2,515	3,136
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/34	715	820
California Infrastructure & Economic
Development Bank Revenue (Salvation Army
Western Territory)	4.000%	9/1/35	750	857
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/28	1,105	1,389
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/29	740	928
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/30	1,095	1,369
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,527
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,419
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,379
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,536
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/20	1,070	1,077
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21	1,000	1,049
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/22	1,500	1,638
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/23	1,150	1,302

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/24	1,300	1,521
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/25	1,365	1,649
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,430	1,782
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/26	1,245	1,552
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/27	1,500	1,895
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/30	1,500	1,886
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31	1,000	1,256
California Infrastructure & Economic
Development Bank Revenue (Segerstrom
Center for the Arts Project)	5.000%	1/1/25	11,105	13,285
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/37	2,500	3,252
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/20	865	875
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/21	900	932
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	1,130	1,192
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/22	690	729
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/22	325	354
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	450
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	150	167
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/24	1,025	1,168
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/26	1,130	1,350
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,145

California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/31	600	719
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/37	1,000	1,091
California Municipal Finance Authority
Multifamily Housing Revenue (Park Western
Housing LP)	2.650%	8/1/36	13,690	14,517
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	1.100%	3/2/20	1,700	1,700
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,926
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,638
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,530
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,827
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	5,015
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,765
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,348
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,070
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,414
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,497
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,364
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	3,530	3,981
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/21	375	399
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	130	143
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/24	375	441
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/25	305	369
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	410	514
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	660	748
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	585	729
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/30	500	565
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/31	2,140	2,662
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/32	1,190	1,476

California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/34	570	704
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/35	1,100	1,357
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/36	645	794
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/21	195	207
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/23	340	386
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/24	275	322
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/25	275	331
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/26	300	370
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/27	900	1,136
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/28	900	1,164
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/29	450	579
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/30	225	287
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/31	225	287
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/33	450	570
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/35	225	284
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/37	300	376
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/32	505	617
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/37	250	304
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	2,200	2,284
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,038
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	539
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,079
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	934
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,118
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	3,435	3,973

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	578
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	1,700	2,031
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	777
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	2,200	2,704
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	835
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	1,500	1,888
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	714
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	891
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,246
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	4,091
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,620	4,492
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,304
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,225	3,994
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,510
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,739
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,250	5,255
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,693
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,675	5,772
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/36	2,000	2,465

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/37	1,700	2,091
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/20 (Prere.)	2,150	2,181
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,159
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	2,350	2,802
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	1,490	1,777
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	700	878
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,702
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,889
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	770	953
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,238
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,233
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,233
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	900	1,106
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,262
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,838
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,927
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,443
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/35	1,745	2,131
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,194
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,316
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,837
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/25	650	775
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/26	1,975	2,412
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/27	1,170	1,466
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/28	755	968
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/29	500	638
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/30	600	762
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/31	1,020	1,291

California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/32	855	1,081
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/33	700	884
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/34	1,100	1,386
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/36	1,935	2,430
California Municipal Finance Authority Revenue
(Emerson College)	5.000%	1/1/37	1,000	1,253
California Municipal Finance Authority Revenue
(Healthright 360)	5.000%	11/1/29	1,175	1,430
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/26	630	802
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/28	940	1,223
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/30	1,435	1,842
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/31	1,380	1,761
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/35	1,475	1,864
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,070
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,699
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,131
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,122
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,163
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,193
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,193
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,219
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,219
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,242
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,815
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,435
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,807
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,518
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/30	1,600	1,908
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/31	1,660	2,000
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	8,960	10,709

California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/32	1,185	1,535
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/33	510	658
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/37	1,400	1,678
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/38	1,835	2,193
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/24	300	352
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/25	400	482
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/26	475	587
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/27	650	820
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/28	450	580
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/20	300	303
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	365	384
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	250	273
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	625	706
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	360	421
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/25	1,000	1,206
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/27	2,565	3,273
California Municipal Finance Authority Revenue
(University of San Diego)	5.000%	10/1/36	1,000	1,323
California Municipal Finance Authority Revenue
(University of San Diego)	5.000%	10/1/37	600	791
California Municipal Finance Authority Revenue
(University of San Diego)	5.000%	10/1/38	1,000	1,315
California Municipal Finance Authority Revenue
(University of San Diego)	5.000%	10/1/39	835	1,096
California Municipal Finance Authority Revenue
(University of San Diego) PUT	1.750%	8/1/26	6,750	6,964
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35	1,270	1,479
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/22	700	763
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23	1,250	1,411
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23 (15)	400	452
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/24 (15)	435	507

California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25	2,425	2,911
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25 (15)	500	600
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26	2,550	3,144
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26 (15)	570	703
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27	1,925	2,430
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27 (15)	1,000	1,262
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/28 (15)	1,385	1,783
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29	1,500	1,923
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29	1,000	1,297
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/30	3,045	3,874
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31	3,000	3,802
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31	3,820	4,950
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/32	500	646
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/33	1,450	1,866
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35	2,000	2,507
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35	2,265	2,900
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/36	2,530	3,229
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38	2,300	2,861
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38	1,265	1,606
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/39	1,470	1,862
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/31 (15)	1,455	1,788
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/36 (15)	1,805	2,188
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	1.300%	2/3/25	3,000	3,040
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29	700	836
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30	500	595
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	635
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	593

California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	592
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group) VRDO	1.100%	3/2/20 LOC	10,235	10,235
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,876
California Public Works Board Lease Revenue	5.000%	10/1/21	7,620	8,128
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,734
California Public Works Board Lease Revenue	5.000%	10/1/22	5,860	6,495
California Public Works Board Lease Revenue	5.000%	10/1/28	13,840	17,930
California Public Works Board Lease Revenue	5.000%	10/1/29	12,260	15,827
California Public Works Board Lease Revenue	5.000%	11/1/33	3,250	4,085
California Public Works Board Lease Revenue	5.000%	9/1/34	19,120	22,590
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,223
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	5,655	5,794
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,680	8,084
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,425	1,520
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	5,945	6,341
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/22	4,440	4,844
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,315
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/22	3,230	3,569
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,662
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	6,250	6,927
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/23	5,295	5,997
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,702
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	3,285	3,777
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/24	5,560	6,526
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,330	5,141
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,955	2,328
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,140	3,820
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/26	5,775	7,230
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/26	1,700	2,012
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/27	6,435	8,287
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/27	455	558
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	5,891

California Public Works Board Lease Revenue
(Department of Corrections)	3.000%	10/1/31 (4)	1,050	1,148
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,465
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,025	5,915
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,015	5,961
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	5,876
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,560
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	28,646
California Public Works Board Lease Revenue
(Department of Corrections)	3.000%	10/1/36 (4)	3,480	3,717
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	15,175	17,750
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,865	6,632
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,142
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	429
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,525	1,715
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/25	50	59
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,575	1,698
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,600	1,797
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,512
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,206
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,343
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,803
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,364
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,580
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,845
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,766
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/27	2,635	3,386
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/28	4,000	5,113
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/29	5,235	6,674
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/30	2,435	3,092

California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/32	2,000	2,527
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/33	500	631
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/34	2,575	3,242
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,174
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,865	5,905
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,650
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	2,848
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	5,814
5 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	5,383
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,183
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,192
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,620	2,858
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,975	3,246
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,331
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,331
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,600	1,779
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,333
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,543
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	2,765	3,131
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,035	1,150
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/24	2,890	3,392
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,055	2,282
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	10	11
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,610	4,008
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	5,765	7,110
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/26	3,205	4,013
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	10,000	12,702
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	5,030	6,358

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/27	3,350	4,314
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/27	5,175	6,545
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,395	5,286
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/28	16,235	20,503
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	3,695	4,848
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,175	1,412
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/30	14,980	17,682
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,501
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,595	6,500
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,826
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,150	8,300
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/32	14,895	17,459
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/32	4,520	5,787
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	12,669
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,414
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/36	2,285	3,056
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	5,000	5,400
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,935	7,911
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	1,235	1,642
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	915	1,050
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/39	2,000	2,652
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,678
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	894
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	402
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/36	2,250	2,584
California School Finance Authority Revenue
(Educational Facilities)	5.000%	6/1/40	1,500	1,755
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	4.000%	7/1/23	635	696

California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	4.000%	7/1/24	660	741
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	4.000%	7/1/25	685	787
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	4.000%	7/1/26	715	838
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	4.000%	7/1/28	770	895
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	5.000%	7/1/30	835	1,014
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	5.000%	7/1/32	460	556
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	5.000%	7/1/33	485	583
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	5.000%	7/1/34	510	611
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/21	275	289
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/22	335	365
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/23	345	389
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/24	320	371
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/25	150	179
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/26	150	183
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/27	160	199
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/28	190	241
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/38	2,000	2,451
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/22	100	109
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/23	100	112
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/24	130	150
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/25	100	118
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/26	105	127
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/27	110	137
California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/28	160	203

California School Finance Authority Revenue
(Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/29	330	427
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,718
California State University Systemwide Revenue	5.000%	11/1/20	8,855	9,112
California State University Systemwide Revenue	5.000%	11/1/21	6,310	6,768
California State University Systemwide Revenue	5.000%	11/1/22	1,545	1,722
California State University Systemwide Revenue	5.000%	11/1/22	2,500	2,786
California State University Systemwide Revenue	5.000%	11/1/23	4,020	4,309
California State University Systemwide Revenue	5.000%	11/1/23	1,500	1,734
California State University Systemwide Revenue	5.000%	11/1/24	2,935	3,146
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,396
California State University Systemwide Revenue	5.000%	11/1/25	1,255	1,555
California State University Systemwide Revenue	5.000%	11/1/25	1,180	1,462
California State University Systemwide Revenue	5.000%	11/1/26	1,400	1,787
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,149
California State University Systemwide Revenue	5.000%	11/1/27	2,130	2,635
California State University Systemwide Revenue	5.000%	11/1/27	1,500	1,973
California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,968
California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,255
California State University Systemwide Revenue	5.000%	11/1/28	500	676
California State University Systemwide Revenue	4.000%	11/1/29	6,675	7,233
California State University Systemwide Revenue	5.000%	11/1/29	600	831
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,590
5 California State University Systemwide Revenue	5.000%	11/1/30	2,065	2,584
California State University Systemwide Revenue	5.000%	11/1/30	600	830
California State University Systemwide Revenue	4.000%	11/1/31	10,385	11,226
California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,597
California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,381
California State University Systemwide Revenue	5.000%	11/1/31	8,350	10,429
California State University Systemwide Revenue	5.000%	11/1/31	400	551
California State University Systemwide Revenue	4.000%	11/1/32	17,275	18,660
California State University Systemwide Revenue	5.000%	11/1/32	6,105	7,845
California State University Systemwide Revenue	5.000%	11/1/32	12,995	15,930
California State University Systemwide Revenue	5.000%	11/1/32	5,090	6,347
California State University Systemwide Revenue	5.000%	11/1/33	11,980	14,246
California State University Systemwide Revenue	5.000%	11/1/33	6,320	8,107
California State University Systemwide Revenue	5.000%	11/1/33	5,775	7,065
California State University Systemwide Revenue	5.000%	11/1/33	10,155	12,643
California State University Systemwide Revenue	4.000%	11/1/34	10,025	11,696
California State University Systemwide Revenue	5.000%	11/1/34	6,175	7,333
California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,404
California State University Systemwide Revenue	5.000%	11/1/34	8,560	11,396
California State University Systemwide Revenue	4.000%	11/1/35	10,915	12,714
California State University Systemwide Revenue	5.000%	11/1/35	6,775	8,039
California State University Systemwide Revenue	5.000%	11/1/35	8,000	10,228
California State University Systemwide Revenue	5.000%	11/1/35	5,000	6,643
California State University Systemwide Revenue	5.000%	11/1/35	13,205	16,223
California State University Systemwide Revenue	5.000%	11/1/36	1,415	1,806
California State University Systemwide Revenue	5.000%	11/1/36	10,535	13,945
California State University Systemwide Revenue	5.000%	11/1/36	3,050	3,780
California State University Systemwide Revenue	5.000%	11/1/37	3,855	4,906
California State University Systemwide Revenue	5.000%	11/1/37	10,405	13,731
California State University Systemwide Revenue	5.000%	11/1/37	20,430	22,668
California State University Systemwide Revenue	5.000%	11/1/38	5,495	7,222
California State University Systemwide Revenue	5.000%	11/1/39	495	664
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	24,320

California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	21,442
California State University Systemwide Revenue
PUT	1.600%	11/1/26	27,025	28,271
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/26	1,070	1,299
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/27	1,900	2,366
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/28	3,000	3,820
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/29	3,140	3,965
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,088
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,864
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	4,134
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	750
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,626
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	145	163
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,535	1,728
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	200	233
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,095	1,278
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	410	495
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	923
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	460	572
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,864
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	615	785

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	575	752
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/29	1,035	1,337
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,799
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	850	1,092
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	700	896
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	800	1,020
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	6,076
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/34	1,000	1,270
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	1,475	1,870
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.500%	3/1/38	625	684
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West) PUT	5.000%	3/1/27	7,000	8,754
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	4.000%	11/1/21	215	223
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/22	225	244
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/23	235	262
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/24	245	258
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.000%	11/1/25	215	229
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	3.125%	11/1/26	240	260
California Statewide Communities Development
Authority Revenue (Beverly Community
Hospital Association)	5.000%	11/1/27	270	324
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	216

California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	215
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	223
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	462
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	598
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	1,982
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,073
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	2,958
3 California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	4.140%	4/1/28 (14)	6,800	6,800
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20 (ETM)	100	103
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/20 (Prere.)	11,500	11,848
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21 (ETM)	345	364
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22 (ETM)	375	418
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23 (ETM)	275	318
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (ETM)	355	425
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	355	425
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	325	389
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	750	898
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	1,310	1,568
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	700	838

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	1,100	1,317
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	1,690	2,023
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	1,040	1,245
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	3,075
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,953
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,884
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,841
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,216
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	815	890
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	739
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	241
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	177
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	130
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/23	410	459
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/25	160	191
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	430
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	201
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	526
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	589
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	293
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	399
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	712
California Statewide Communities Development
Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	731
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.000%	7/1/24	500	547
California Statewide Communities Development
Authority Revenue (Hooper Street LLC)	5.000%	7/1/29	900	1,069

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	329
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	330	334
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	290
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	305	321
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	274
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	420	460
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	665	754
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	300	340
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	800	938
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	300	352
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	1,140	1,337
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	300	363
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,010	1,183
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	325	405
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,020	2,365
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,509
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	4,600	5,372
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,575	5,338
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,662

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,413
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,907
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,322
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/36	590	746
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/37	500	629
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/38	710	890
2 California Statewide Communities Development
Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	19,815	22,338
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	49,995	68,044
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	6,000	8,166
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	10,875	14,801
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/26	300	360
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	325	396
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	1,000	1,185
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	285	351
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	14,865	17,472
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	177
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	304
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	462
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/27	275	352
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	389
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	465
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	321

California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	512
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	613
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	574
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20	1,400	1,428
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/21	1,030	1,095
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/22	765	846
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23	525	602
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/24	760	903
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/25	1,000	1,228
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/26	1,015	1,286
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/27	1,000	1,300
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/28	780	1,040
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	510
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,162
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	7,980
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,928
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/25	100	122
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/26	175	221
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/27	205	266
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/28	100	133
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/29	365	484

California Statewide Communities Development
Authority Revenue (Viamonte Senior Living 1
Inc.)	5.000%	7/1/30	275	362
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living
Project)	3.000%	7/1/25	8,000	8,144
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living
Project)	3.000%	7/1/26	8,050	8,189
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	504
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/21	825	865
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/22	2,515	2,732
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/23	1,250	1,405
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/24	1,250	1,449
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	2,000	2,386
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	3,410	4,175
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	2,015	2,458
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/28	5,000	6,074
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,422
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	9,250	9,733
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,475	2,972

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/33	3,375	4,045
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/34	1,750	2,093
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/35	2,000	2,389
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/27	1,500	1,880
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/28	1,550	1,934
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/29	900	1,119
Campbell CA Union High School District GO	5.000%	8/1/33	2,100	2,654
Campbell CA Union High School District GO	5.000%	8/1/34	2,500	3,151
Campbell CA Union High School District GO	5.000%	8/1/35	4,095	5,154
Campbell CA Union High School District GO	5.000%	8/1/36	5,000	6,275
Campbell CA Union High School District GO	4.000%	8/1/37	5,000	5,914
Carlsbad CA Unified School District GO	4.000%	5/1/30	5,220	6,364
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	691
Carlsbad CA Unified School District GO	4.000%	5/1/33	690	828
Carlsbad CA Unified School District GO	4.000%	5/1/34	685	818
Carlsbad CA Unified School District GO	3.000%	8/1/35	1,100	1,223
Carlsbad CA Unified School District GO	3.000%	8/1/36	1,180	1,309
Carlsbad CA Unified School District GO	3.000%	8/1/37	1,295	1,432
Carlsbad CA Unified School District GO	3.000%	8/1/38	1,415	1,559
Carlsbad CA Unified School District GO	3.000%	8/1/39	1,545	1,698
1,4 Carlsbad CA Unified School District GO, 6.125%
coupon rate effective 8/1/2021	0.000%	8/1/31	145	192
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,254
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,346
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	804
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	907
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	666
Castro Valley CA Unified School District GO	4.000%	8/1/33	750	898
Castro Valley CA Unified School District GO	4.000%	8/1/34	750	894

Castro Valley CA Unified School District GO	4.000%	8/1/35	390	464
Centinela Valley CA Union High School District
GO	4.000%	8/1/30 (4)	2,390	2,814
Centinela Valley CA Union High School District
GO	4.000%	8/1/31 (4)	1,885	2,214
Centinela Valley CA Union High School District
GO	4.000%	8/1/32 (4)	3,355	3,934
Centinela Valley CA Union High School District
GO	4.000%	8/1/33 (4)	1,410	1,651
Centinela Valley CA Union High School District
GO	4.000%	8/1/34 (4)	5,465	6,377
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20 (ETM)	1,225	1,244
Cerritos CA Community College District GO	0.000%	8/1/20	500	498
Cerritos CA Community College District GO	5.000%	8/1/20	185	188
Cerritos CA Community College District GO	0.000%	8/1/22	500	489
Cerritos CA Community College District GO	0.000%	8/1/23	500	483
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,958
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,563
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,557
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,525	2,884
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/29	2,125	2,424
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	8,541
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,528
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	14,758
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	575	693
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	250	295
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	625	750
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/34	9,940	11,665
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/35	600	716
Chaffey CA Community College District GO	5.000%	6/1/31	150	176
Chaffey CA Community College District GO	5.000%	6/1/32	4,700	5,500
Chaffey CA Union High School District GO	0.000%	8/1/20	400	399
Chaffey CA Union High School District GO	0.000%	8/1/21	500	494
Chaffey CA Union High School District GO	0.000%	8/1/22	500	489
Chaffey CA Union High School District GO	0.000%	8/1/23	600	581
Chaffey CA Union High School District GO	0.000%	8/1/24	500	479
Chaffey CA Union High School District GO	0.000%	8/1/25	655	613
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,283
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,637
Chico CA Unified School District GO	4.000%	8/1/21	1,200	1,258
Chico CA Unified School District GO	4.000%	8/1/22	410	444
Chico CA Unified School District GO	4.000%	8/1/23	450	502
Chico CA Unified School District GO	5.000%	8/1/29	210	257
Chico CA Unified School District GO	5.000%	8/1/30	330	403

Chico CA Unified School District GO	5.000%	8/1/31	425	518
Chico CA Unified School District GO	5.000%	8/1/32	385	468
Chico CA Unified School District GO	5.000%	8/1/33	750	910
Chico CA Unified School District GO	4.000%	8/1/36	2,025	2,317
Chico CA Unified School District GO	4.000%	8/1/37	2,200	2,512
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	803
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,231
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,399
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,367
Chula Vista CA Elementary School District BAN	0.000%	8/1/23	4,500	4,373
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,210
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,661
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	2,977
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,699
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,038
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,252
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,117
4 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/33	1,000	993
4 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/35	3,150	3,118
Clovis CA Unified School District GO	0.000%	8/1/26 (14)	450	417
Clovis CA Unified School District GO	0.000%	8/1/28 (14)	3,000	2,670
Clovis CA Unified School District GO	0.000%	8/1/30 (14)	12,330	10,462
Clovis CA Unified School District GO	0.000%	8/1/32	4,185	3,125
Clovis CA Unified School District GO	0.000%	8/1/33	2,700	1,924
Clovis CA Unified School District GO	0.000%	8/1/34	2,000	1,358
Clovis CA Unified School District GO	0.000%	8/1/35	2,775	1,797
Clovis CA Wastewater System Revenue	5.000%	8/1/27 (15)	1,090	1,414
Clovis CA Wastewater System Revenue	5.000%	8/1/28 (15)	1,000	1,297
Clovis CA Wastewater System Revenue	5.000%	8/1/31 (15)	1,380	1,778
Clovis CA Wastewater System Revenue	5.000%	8/1/33 (15)	1,780	2,282
Clovis CA Wastewater System Revenue	5.000%	8/1/34 (15)	1,000	1,278
Clovis CA Wastewater System Revenue	5.000%	8/1/35 (15)	1,000	1,276
Clovis CA Wastewater System Revenue	5.000%	8/1/36 (15)	2,165	2,754
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,265	1,605
2 Coachella Valley CA Unified School District TOB
VRDO	1.240%	3/6/20 (15)	7,500	7,500
Coast CA Community College District GO	0.000%	8/1/33	8,000	5,271
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,647
Coast CA Community College District GO	3.000%	8/1/36	1,000	1,104
Coast CA Community College District GO	3.000%	8/1/37	1,000	1,100
Coast CA Community College District GO	3.000%	8/1/38	2,500	2,742
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	785	900
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,141

Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,338
Commerce Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/20	915	931
Commerce Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/21	500	530
Commerce Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	335	369
Commerce Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/23 (4)	605	690
Commerce Community Development
Commission Successor Agency Tax
Allocation Revenue	5.000%	8/1/29 (4)	1,595	1,975
Compton CA Community College District GO	5.000%	8/1/31 (15)	1,000	1,210
Compton CA Unified School District COP	4.000%	6/1/21 (15)	50	52
Compton CA Unified School District COP	4.000%	6/1/22 (15)	150	160
Compton CA Unified School District COP	4.000%	6/1/23 (15)	215	236
Compton CA Unified School District COP	4.000%	6/1/24 (15)	345	389
Compton CA Unified School District COP	5.000%	6/1/25 (15)	405	488
Compton CA Unified School District COP	5.000%	6/1/26 (15)	475	588
Compton CA Unified School District COP	5.000%	6/1/27 (15)	555	704
Compton CA Unified School District COP	5.000%	6/1/28 (15)	335	423
Compton CA Unified School District COP	5.000%	6/1/29 (15)	275	345
Compton CA Unified School District COP	5.000%	6/1/31 (15)	270	335
Compton CA Unified School District COP	5.000%	6/1/32 (15)	530	656
Compton CA Unified School District COP	4.000%	6/1/33 (15)	250	296
Compton CA Unified School District COP	4.000%	6/1/34 (15)	325	383
Compton CA Unified School District COP	4.000%	6/1/35 (15)	400	470
Compton CA Unified School District COP	4.000%	6/1/36 (15)	400	468
Compton CA Unified School District COP	4.000%	6/1/38 (15)	550	640
Compton CA Unified School District COP	4.000%	6/1/39 (15)	575	668
Compton CA Unified School District GO	5.000%	6/1/25 (15)	785	957
Compton CA Unified School District GO	5.000%	6/1/26 (15)	835	1,050
Compton CA Unified School District GO	5.000%	6/1/27 (15)	745	964
Compton CA Unified School District GO	5.000%	6/1/28 (15)	1,140	1,462
Compton CA Unified School District GO	5.000%	6/1/29 (15)	1,000	1,279
Compton CA Unified School District GO	4.000%	6/1/30 (15)	2,200	2,661
Compton CA Unified School District GO	4.000%	6/1/31 (15)	2,065	2,485
Compton CA Unified School District GO	4.000%	6/1/32 (15)	1,925	2,307
Compton CA Unified School District GO	0.000%	6/1/33 (15)	1,000	747
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,972
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,681
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,409
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,852
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	3,125
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	3,092
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,523
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,832
Contra Costa CA Community College District
GO	4.000%	8/1/22 (Prere.)	2,350	2,542
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	3,000	3,445

Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	4,000	4,593
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,574
Contra Costa CA Community College District
GO	3.000%	8/1/37	1,370	1,515
Contra Costa CA Community College District
GO	3.000%	8/1/38	1,100	1,212
Contra Costa CA Community College District
GO	3.000%	8/1/39	1,000	1,099
Contra Costa CA Community College District
GO	4.000%	8/1/39	2,865	3,243
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/30	2,000	2,573
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/31	1,295	1,658
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,795
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	2,010	2,564
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,017
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	6,060	7,706
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	5,665	7,183
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,006
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	809
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	800	844
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	659
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,290
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,410	2,750
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	531
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	571
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,818
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,982
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,658
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	963
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,238
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,405
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,350
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	1,135
Corona-Norco CA Unified School District GO	5.000%	8/1/32	200	261
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,525	2,959
Corona-Norco CA Unified School District GO	4.000%	8/1/33	2,000	2,344
Corona-Norco CA Unified School District GO	5.000%	8/1/33	350	455
Corona-Norco CA Unified School District GO	4.000%	8/1/34	2,000	2,338
Corona-Norco CA Unified School District GO	4.000%	8/1/34	3,000	3,507
Corona-Norco CA Unified School District GO	4.000%	8/1/34	350	426

Corona-Norco CA Unified School District GO	4.000%	8/1/35	500	606
Corona-Norco CA Unified School District GO	4.000%	8/1/36	675	813
Corona-Norco CA Unified School District GO	4.000%	8/1/38	800	956
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,315
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,518
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,889
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,141
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,811
2 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.200%	3/6/20 (15)	11,000	11,000
Covina-Valley CA Unified School District GO	5.000%	8/1/23 (Prere.)	2,000	2,297
Covina-Valley CA Unified School District GO	5.000%	8/1/23 (Prere.)	2,250	2,584
Cupertino CA Union School District GO	5.000%	8/1/23 (Prere.)	2,835	3,256
Cupertino CA Union School District GO	5.000%	8/1/24 (Prere.)	100	119
Cupertino CA Union School District GO	5.000%	8/1/32	480	602
Cupertino CA Union School District GO	5.000%	8/1/33	545	682
Cupertino CA Union School District GO	5.000%	8/1/34	245	305
2 Cupertino CA Union School District GO TOB
VRDO	1.150%	3/6/20	8,870	8,870
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,436
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,830
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	2,034
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,133
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	410	473
Desert Sands CA Unified School District GO	5.000%	8/1/35	1,000	1,270
Desert Sands CA Unified School District GO	4.000%	8/1/36	1,440	1,708
Desert Sands CA Unified School District GO	4.000%	8/1/37	1,500	1,775
Desert Sands CA Unified School District GO	4.000%	8/1/38	1,500	1,771
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/26	425	541
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/31	1,000	1,285
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/33	1,300	1,661
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/34	900	1,146
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/35	670	852
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/36	1,505	1,908
Dublin-San Ramon CA Services District Water
Revenue	5.000%	8/1/37	1,100	1,390
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	10,181
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	2,005	2,027

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	16,020	16,194
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,690	8,190
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	4,823
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	4,862
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,237
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	8,170	10,473
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,155	3,799
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	8,075	10,331
East Bay CA Regional Park District GO	5.000%	9/1/28	385	386
1 East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/22 (15)	1,500	1,635
1 East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/24 (15)	1,005	1,175
1 East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/25 (15)	1,150	1,390
1 East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27 (15)	1,150	1,471
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/29 (4)	3,300	3,754
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,070	6,921
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/30 (4)	7,255	8,176
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/31 (4)	7,945	8,868
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/32 (4)	3,000	3,320
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/33 (4)	3,000	3,291
East Side CA Union High School District Santa
Clara County GO	4.000%	8/1/33	1,425	1,668
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/36 (4)	6,945	7,552
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,700	3,401
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,600	3,258
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,055	6,311
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	5,130	6,395
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/33	5,000	6,222
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/22	1,045	1,151
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/24	1,010	1,199
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/25	1,025	1,261

Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/26	1,050	1,334
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/27	2,455	3,115
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/28	1,890	2,391
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/29	3,650	4,613
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/31	2,835	3,563
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/32	2,580	3,234
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/33	3,775	4,724
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/35	4,970	6,195
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/36	2,310	2,874
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/40	500	598
3 Eastern California Municipal Water District
Water& Wastewater Revenue PUT, SIFMA
Municipal Swap Index Yield + 0.250%	1.400%	10/1/21	12,000	11,997
El Camino CA Community College District GO	0.000%	8/1/29	8,085	7,142
El Camino CA Community College District GO	0.000%	8/1/32	10,000	8,282
El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,836
El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,363
El Camino CA Healthcare District GO	4.000%	8/1/33	3,035	3,618
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)(ETM)	720	720
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	780	780
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,380
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,751
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	8,460	9,799
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,129
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	4.000%	9/1/28	2,000	2,156
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	4.000%	9/1/31	700	753
Elk Grove CA Finance Authority Special Tax
Revenue	4.000%	9/1/20	560	569
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/21	465	495
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/22	425	468
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/33 (15)	2,000	2,400
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/34 (15)	3,970	4,746
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/35 (15)	3,735	4,463
Elk Grove CA Unified School District COP	3.000%	2/1/37 (15)	700	743
Elk Grove CA Unified School District GO	5.000%	8/1/30	1,635	2,051
Elk Grove CA Unified School District GO	5.000%	8/1/31	1,940	2,420
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,092

	Encinitas CA Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/29	800	873
	Escondido CA GO	5.000%	9/1/22	765	849
	Escondido CA GO	5.000%	9/1/23	2,030	2,341
	Escondido CA GO	5.000%	9/1/24	825	987
	Escondido CA GO	5.000%	9/1/25	1,000	1,238
	Escondido CA Union High School District GO	0.000%	8/1/26 (12)	2,740	2,531
	Evergreen CA Elementary School District GO	0.000%	8/1/26 (12)	2,200	2,040
	Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,228
	Evergreen CA School District Election GO	4.000%	8/1/35	335	408
	Evergreen CA School District Election GO	4.000%	8/1/36	1,870	2,139
	Evergreen CA School District Election GO	4.000%	8/1/37	1,050	1,258
	Fairfield CA COP	0.000%	4/1/34 (10)	940	707
1	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/34	5,195	5,227
1	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/35	5,500	5,518
1	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/36	5,770	5,775
1	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/37	6,095	6,072
2,6 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue	3.050%	4/15/34	4,835	5,329
6	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue	2.350%	12/15/35	14,980	15,985
	Folsom Ranch CA Financing Authority Special
	Tax Revenue	5.000%	9/1/27	1,000	1,192
	Folsom Ranch CA Financing Authority Special
	Tax Revenue	5.000%	9/1/32	1,820	2,230
	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	1,995
	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,089
	Fontana CA Community Facilities District No. 22
	Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,191
	Foothill-De Anza CA Community College District
	GO	0.000%	8/1/32 (14)	17,000	14,096
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	4,074
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,980
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	15,849
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,788
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	6.250%	1/15/33	5,000	5,981
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.500%	1/15/23	25,955	28,787
4	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue, 5.300% coupon
	rate effective 1/15/2024	0.000%	1/15/29 (4)	2,000	2,191
4	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue, 5.500% coupon
	rate effective 1/15/2024	0.000%	1/15/31 (4)	1,000	1,155
4	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue, 5.700% coupon
	rate effective 1/15/2024	0.000%	1/15/25	2,130	2,057
4	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue, 5.800% coupon
	rate effective 1/15/2024	0.000%	1/15/26	3,000	2,999

4 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 5.900% coupon
rate effective 1/15/2024	0.000%	1/15/27	5,000	5,162
Franklin-McKinley CA School District GO	0.000%	8/1/32 (4)	3,000	2,259
Franklin-McKinley CA School District GO	0.000%	8/1/35 (4)	1,840	1,267
6 Freddie Mac ML-05	3.350%	11/25/33	7,957	8,914
Fremont CA Public Financing Authority Revenue	4.000%	10/1/37	2,040	2,487
Fremont CA Public Financing Authority Revenue	4.000%	10/1/38	2,875	3,494
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,218
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,609
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	2,031
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,490
Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,980
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,517
Fremont CA Unified School District GO	4.000%	8/1/37	570	665
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,135
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,364
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/20	1,000	1,003
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/21	3,750	3,918
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	540	587
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	2,610	2,939
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	1,710	1,993
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/25 (4)	1,600	1,926
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/26 (4)	1,650	2,045
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/27 (4)	1,315	1,671
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/28 (4)	1,495	1,889
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,025	1,288
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/30 (4)	745	932
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	3,045	3,784
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/32 (4)	1,500	1,862
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/34 (4)	2,460	3,030
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/36 (4)	2,055	2,516
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/37 (4)	1,200	1,465
2 Fresno CA Unified School District GO TOB
VRDO	1.150%	3/6/20	9,025	9,025
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,100
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,762
Garden Grove CA Unified School District GO	5.000%	8/1/23 (Prere.)	3,650	4,191

Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	5,109
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/23 (Prere.)	2,400	2,756
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,575	1,718
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,340	2,622
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,605	1,922
Glendale CA Unified School District GO	4.000%	9/1/39	20,655	23,412
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,985	2,006
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,355	3,389
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,053
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,785	2,925
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	5,875	6,184
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	555	584
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	3,670	3,997
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	10,075	11,017
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	7,500	8,454
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/24 (2)	4,800	4,593
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/24	11,505	13,411
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	8,570	10,304
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/26	19,935	24,690
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	6,745	6,139
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/27	14,810	18,827
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/28	4,285	5,432
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/29	8,480	9,612
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/29	9,045	11,433
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/30	19,750	25,539
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/30	4,765	5,391
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	5,140	5,854

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,605	5,911
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	3,160	3,801
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	10,455	12,562
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	6,195	7,924
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,200	13,447
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,326
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	3,640	4,367
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	215	256
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40 (4)	1,000	1,187
2 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	1.250%	3/6/20 LOC	15,750	15,750
Grossmont CA Union High School District GO	5.000%	8/1/22	1,275	1,409
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,323
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,814
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,392
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,828
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	2,343
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	5,982
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	11,516
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	13,177
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	19,450
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/34	505	658
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/35	500	650
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/36	1,150	1,491
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/37	1,175	1,515
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/38	1,350	1,731
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,732
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	3,111
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,886
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,870
Hartnell CA Community College GO	5.000%	8/1/21	525	558
Hartnell CA Community College GO	5.000%	8/1/22	525	580
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,491
Hayward CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,476
Hayward CA Unified School District GO	0.000%	8/1/26 (4)	640	588

Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	4,066
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	5,780
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,758
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	4,961
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	1,989
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,556
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	7,161
Hayward CA Unified School District GO	4.000%	8/1/35 (15)	1,830	2,236
Hayward CA Unified School District GO	4.000%	8/1/36 (15)	1,535	1,869
Hayward CA Unified School District GO	4.000%	8/1/37 (15)	1,355	1,645
Hayward CA Unified School District GO	4.000%	8/1/38 (15)	1,640	1,982
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	253
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	184
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	544
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	560
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	709
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	450
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,110
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,460
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	635
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	669
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	415
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,177
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,468
2 Huntington Beach CA City School District GO
TOB VRDO	1.110%	3/2/20	200	200
Huntington Beach CA Union High School District
GO	0.000%	8/1/34 (4)(3)	5,000	3,807
Imperial CA Community College District GO	0.000%	8/1/22 (15)	175	171
Imperial CA Community College District GO	0.000%	8/1/23 (15)	250	241
Imperial CA Community College District GO	0.000%	8/1/24 (15)	500	475
Imperial CA Community College District GO	0.000%	8/1/25 (15)	725	677
Imperial CA Community College District GO	0.000%	8/1/26 (15)	1,005	922
Imperial CA Community College District GO	0.000%	8/1/27 (15)	1,580	1,397
Imperial CA Community College District GO	0.000%	8/1/28 (15)	1,885	1,602
Imperial CA Community College District GO	0.000%	8/1/29 (15)	2,000	1,627
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,029
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,072
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	586
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,250	1,394
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,737
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	804
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,025	1,230
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,310	1,627

Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	2,902
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	629
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	615	772
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32	2,500	3,008
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33	3,000	3,603
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,718
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,321
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	859
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	655	777
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/21 (15)	515	540
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/22 (15)	405	441
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/23 (15)	1,130	1,277
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/25 (15)	1,600	1,932
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/27 (15)	500	639
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/29 (15)	1,215	1,539
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/30 (15)	1,000	1,260
Inglewood CA Unified School District GO	4.000%	8/1/22 (15)	1,100	1,181
Inglewood CA Unified School District GO	4.000%	8/1/23 (15)	450	496
Inglewood CA Unified School District GO	4.000%	8/1/24 (15)	250	282
Inglewood CA Unified School District GO	4.000%	8/1/25 (15)	300	347
Inglewood CA Unified School District GO	4.000%	8/1/27 (15)	250	300
Inglewood CA Unified School District GO	5.000%	8/1/28 (15)	325	410
Inglewood CA Unified School District GO	5.000%	8/1/29 (15)	350	439
Inglewood CA Unified School District GO	5.000%	8/1/30 (15)	400	499
Inglewood CA Unified School District GO	5.000%	8/1/33 (15)	500	618
Inglewood CA Unified School District GO	5.000%	8/1/34 (15)	600	739
Inglewood CA Unified School District GO	4.000%	8/1/35 (15)	500	579
Inglewood CA Unified School District GO	4.000%	8/1/37 (15)	260	300
Inglewood CA Unified School District GO	4.000%	8/1/38 (15)	505	581
Inglewood CA Unified School District GO	4.000%	8/1/39 (15)	750	861
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,465
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,834
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	442
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	358
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,242
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,103
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	760
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	713

Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	710
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	902
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	985
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	536
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	952
Irvine CA Reassessment District No. 19-1
Improvement Revenue	4.000%	9/2/22	220	238
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/23	200	229
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/24	200	238
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/25	250	307
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/26	300	379
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/27	375	486
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/28	520	689
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/29	500	678
Irvine CA Reassessment District No. 19-1
Improvement Revenue	5.000%	9/2/30	330	445
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/21	1,500	1,582
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/23	1,150	1,293
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/24	1,225	1,419
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/26	1,300	1,590
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/27	150	188
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/28	525	655
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/29	360	468
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	385	477
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/30	200	259

Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	200	247
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/31	350	451
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	450	554
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/32	525	647
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	1,090	1,339
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	250	307
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/33	410	526
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	510	624
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/35	250	319
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	350	427
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/36	265	337
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/37	565	663
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/38	275	322
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/39	250	292
Irvine Ranch CA Water District COP	5.000%	3/1/32	3,640	4,589
Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,511
Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,634
Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,253
Irvine Ranch CA Water District Revenue	5.000%	2/1/33	1,000	1,260
Irvine Ranch CA Water District Revenue	5.000%	2/1/34	2,000	2,516
Irvine Ranch CA Water District Revenue	5.000%	2/1/35	2,500	3,140
Irvine Ranch CA Water District Revenue	5.000%	2/1/36	2,665	3,338
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	531
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	774
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,035	1,188
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,041
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	880	1,083
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,407

Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	532
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,696
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,565
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	736
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,116
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,600
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	3,940
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,300
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	5,436
Kern CA Community College District GO	0.000%	11/1/27 (14)	7,375	6,594
La Quinta CA Redevelopment Agency
Successor Agency Tax Allocation	5.000%	9/1/32 (4)	5,200	5,926
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	862
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,436
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,434
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,180
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,177
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,703
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	6,595	7,474
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,772
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,233
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	326
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	336
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	595
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	804
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/20	750	757
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/21	690	720
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/22	590	648
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	435	497
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	435	514
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	600	733
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/26 (4)	1,355	1,620
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/27 (4)	2,100	2,496
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/28 (4)	1,850	2,185

Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29 (4)	890	1,118
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30 (4)	1,000	1,252
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/33 (4)	1,200	1,495
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	1,922
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,509
Liberty CA Union High School District GO	4.000%	8/1/30	750	910
Liberty CA Union High School District GO	4.000%	8/1/31	565	684
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/21	650	681
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/22	450	485
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/23	450	499
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	4.000%	9/1/24	600	683
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/25	550	672
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/26 (4)	1,000	1,261
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/27 (4)	1,025	1,327
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/28 (4)	1,270	1,678
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/29 (4)	2,540	3,342
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/30 (4)	3,300	4,316
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/31 (4)	3,395	4,421
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	3.125%	9/1/33 (4)	2,495	2,763
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/33 (4)	1,625	2,098
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	3.250%	9/1/34 (4)	1,375	1,533
1 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/21	1,000	1,051
1 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/22	1,075	1,173
1 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/23	1,155	1,306
1 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/24	1,240	1,450
1 Livermore Valley CA Joint Unified School District
GO	5.000%	8/1/25	1,180	1,426
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/30	435	513
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/32	350	411
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/34	650	758

Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/29	500	648
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/31	575	739
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/32	700	898
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/33	700	895
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/35	600	764
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/22 (4)	1,000	1,106
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/25 (4)	1,335	1,638
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/28 (4)	1,330	1,769
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/29 (4)	650	857
Lodi CA Unified School District GO	4.000%	8/1/36	4,120	4,888
Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,196
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	854
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	4,694
Long Beach CA Community College District GO	4.000%	8/1/31	1,230	1,488
Long Beach CA Community College District GO	4.000%	8/1/33	760	916
Long Beach CA Community College District GO	4.000%	8/1/33	400	493
Long Beach CA Community College District GO	4.000%	8/1/34	600	720
Long Beach CA Community College District GO	4.000%	8/1/35	670	816
Long Beach CA Community College District GO	3.000%	8/1/36	1,380	1,531
Long Beach CA Community College District GO	3.000%	8/1/37	2,860	3,163
Long Beach CA Community College District GO	3.000%	8/1/38	3,160	3,479
Long Beach CA Community College District GO	3.000%	8/1/39	3,395	3,729
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,330	3,428
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	535
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	288
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	8,060	9,426
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/30	1,175	1,609
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/32	3,270	4,609
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	560	788
3 Long Beach CA Finance Authority Natural Gas
Purchase Revenue, 67% of 3M USD LIBOR +
1.410%	2.543%	11/15/25	16,845	17,225
3 Long Beach CA Finance Authority Natural Gas
Purchase Revenue, 67% of 3M USD LIBOR +
1.430%	2.563%	11/15/26	10,025	10,280
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,207
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,408
Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,391
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,450	1,344
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	2,146
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,502

Long Beach CA Unified School District GO	3.000%	8/1/34	550	621
Long Beach CA Unified School District GO	3.000%	8/1/35	1,140	1,283
Long Beach CA Unified School District GO	3.000%	8/1/36	2,080	2,326
Long Beach CA Unified School District GO	3.000%	8/1/39	2,840	3,135
Long Beach CA Unified School District GO	3.000%	8/1/40	3,105	3,407
Los Alamitos CA Unified School District No. 1
GO	3.000%	8/1/36	1,145	1,258
Los Alamitos CA Unified School District No. 1
GO	3.000%	8/1/37	1,260	1,380
Los Angeles CA Community College District GO	4.000%	8/1/21	555	581
Los Angeles CA Community College District GO	5.000%	8/1/22	3,145	3,475
Los Angeles CA Community College District GO	5.000%	8/1/24	4,895	5,828
Los Angeles CA Community College District GO	5.000%	8/1/25	10,940	13,488
Los Angeles CA Community College District GO	5.000%	8/1/28	37,345	44,197
Los Angeles CA Community College District GO	5.000%	8/1/29	15,900	18,802
Los Angeles CA Community College District GO	4.000%	8/1/30	9,045	11,077
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,606
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,109
Los Angeles CA Community College District GO	5.000%	8/1/30	8,785	10,380
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,808
Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,471
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,910
Los Angeles CA Community College District GO	5.000%	8/1/31	42,695	50,365
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,910
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	16,463
Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,342
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	21,790
Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,251
Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,849
Los Angeles CA Community College District GO	4.000%	8/1/35	8,150	9,666
Los Angeles CA Community College District GO	4.000%	8/1/36	4,900	5,929
Los Angeles CA Community College District GO	4.000%	8/1/36	10,000	11,832
Los Angeles CA Community College District GO	5.000%	8/1/36	8,840	10,945
Los Angeles CA Community College District GO	4.000%	8/1/37	6,500	7,845
Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,210
Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,019
Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,807
Los Angeles CA Community College District GO	4.000%	8/1/38	10,000	11,779
Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,583
2 Los Angeles CA Community College District GO
TOB VRDO	1.150%	3/6/20 (Prere.)	11,100	11,100
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	855	978
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	985	1,166
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,475	1,743
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,185	1,394
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	1,965	2,304

Los Angeles CA County Facilities Inc. Lease
Revenue	5.000%	12/1/36	1,440	1,870
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,035	1,134
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,555
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,000	1,137
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,861
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,642
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,345	1,641
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	5,548
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,535	1,869
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,020	2,455
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,424
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,093
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,423
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,268
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,093
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,851
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,363
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	675	868
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,350
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	1,927
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,710
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,800	2,306
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	4,677
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,698
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,955	2,501
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,398
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,850	2,363
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,270	2,893

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/36	2,750	3,616
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,500	3,180
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	3,000	3,929
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	3,120	4,076
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/39	2,500	3,254
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	1,805	2,153
2 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	1.130%	3/6/20	4,700	4,700
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/32	5,000	6,864
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/33	4,000	5,459
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/34	4,500	6,114
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/35	7,500	10,144
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/36	12,000	16,165
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/37	8,000	10,730
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/38	8,000	10,701
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/39	7,000	9,326
1 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/40	7,000	9,310
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/21 (Prere.)	140	148
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,030	1,109
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,060	1,166
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	9,985	10,554
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,630	2,891
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,165
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	1,020	1,207
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,025	3,581
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,100	11,299
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	520	637
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,395	1,709
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,649

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	4,800	5,368
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	935
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,755	2,193
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,060	7,574
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,030	9,631
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,738
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	11,563
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,065	2,429
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	965	1,198
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	3,825	4,572
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,035	17,093
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,080
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	2,936
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,513
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	10,010	12,771
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,625	3,449
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,250	16,191
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	7,958
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	3,870
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,135
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	7,757
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	2,190	2,869
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	8,925
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	5,681
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,000	1,306
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,590	1,964
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,832
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	31,480	37,396

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,340
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,211
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	14,044
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	1,510	1,965
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	35,250	41,856
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,557
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	20,755	27,394
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	38,460	45,588
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,750	2,336
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,565	1,928
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,775
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	6,510	8,576
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,000	5,058
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,545	1,900
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	20,525	26,574
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,291
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,455	1,791
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,050	4,004
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	5,000	6,309
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	25,260	32,626
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	5,000	6,431
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,460	1,927
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	3,125	3,635
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.300%	3/6/20	14,485	14,485
Los Angeles CA Department of Water & Power
Revenue VRDO	0.000%	3/6/20		—

Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,239
Los Angeles CA GO	5.000%	9/1/21 (Prere.)	5,850	6,239
Los Angeles CA GO	5.000%	9/1/22	10,010	10,666
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	509
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	797
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,025

Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,045	5,075
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,560	3,204
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,300	5,373
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,515	4,385
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	3,005
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,507
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,685	3,134
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,253
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,520	2,931
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,317
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,868
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	4.000%	7/1/32	8,140	9,193
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,548
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/37	6,190	8,151
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/38	6,725	8,829
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,497
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/25	140	165
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	6,176
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,140	10,054
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	1,860	2,184
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,095	3,940
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	10,210	11,979
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,125	5,235
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	10,720	12,567
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	2,865	3,359
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/28	8,255	9,663
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/28	2,645	3,096
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	12,392
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	2,565	2,998
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,500	2,915
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	10,410	12,225
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	5,890	6,907
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/34	3,055	3,546

Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	28,255	33,077
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/35	2,395	2,778
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	6,380	7,456
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/36	9,590	11,968
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/36	2,725	3,157
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/37	5,000	5,788
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/38	4,000	4,627
Los Angeles CA TRAN	5.000%	6/25/20	25,000	25,330
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,043
Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	10,560
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,105
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,680
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,184
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,714
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,289
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,667
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	471
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,405
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,880
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,302
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	8,199
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,255
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,489
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,625
Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	20,430
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,728
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,321
Los Angeles CA Unified School District GO	5.000%	7/1/24	15	18
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	13,001
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,238
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,784
Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	26,275
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,351
Los Angeles CA Unified School District GO	5.000%	7/1/25	505	597
Los Angeles CA Unified School District GO	5.000%	7/1/26	15,720	19,810
Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	32,607
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,641
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,197
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,215
Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	40,831
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,746
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,100
Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,889
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,640
Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,921
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,184
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,404
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,167
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,444
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,840	1,860

Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,110	2,224
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,017
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,760	2,007
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,342
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	10,942
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,151
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,336
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,161
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	5,000	6,058
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,848
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	4,500	5,452
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	3,001
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,656
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,613
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,798
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,084
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,805
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,926
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,853
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,675	4,648
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	4,050	5,248
Los Angeles County CA Facilities Inc. Lease
Revenue	5.000%	12/1/37	1,335	1,728
2 Los Angeles County CA Facilities Inc. Lease
Revenue TOB VRDO	1.200%	3/6/20	2,250	2,250
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,045	1,284
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,454
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,055	3,232
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	10,015	10,606
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,095	5,613
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,382
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,750
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,460
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,453
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,745
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,648
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,451
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	10,183
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,563
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,440

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	31,802
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,454
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,428
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	27,183
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	27,878
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,625
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,155	1,276
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,426
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,657
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,673
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,592
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,463
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	970	1,205
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	2,750
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/30	1,000	1,375
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/30	780	1,072
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,299
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/31	1,700	2,323
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/31	820	1,121
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/32	865	1,177
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,538
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	910	1,235
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	2,000	2,713
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/34	955	1,291
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/34	2,000	2,704
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/35	1,005	1,355
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/35	2,000	2,697
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/36	1,055	1,417

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/36	1,990	2,673
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/37	1,110	1,486
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/37	3,745	5,013
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/38	1,165	1,553
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/38	3,925	5,231
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/39	1,225	1,629
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/39	4,325	5,750
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/40	1,290	1,705
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/40	8,770	11,592
2 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	1.180%	3/6/20	2,750	2,750
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,767
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,021
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,409
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,528
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,025
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,682
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,743
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,278
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	7,225	8,855
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	10,219
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	7,100	8,678
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,626
Los Angeles County CA School District GO	5.000%	7/1/31 (15)	15,775	20,604
Los Angeles County CA School District GO	5.000%	7/1/32 (15)	3,000	3,911
Los Angeles County CA School District GO	5.000%	7/1/33 (15)	5,080	6,609
Los Angeles County CA School District GO	5.000%	7/1/34 (15)	10,000	12,970
Los Angeles County CA School District GO	5.000%	7/1/35 (15)	10,000	12,947

Los Angeles County CA School District GO	5.000%	7/1/36 (15)	5,600	7,226
Los Angeles County CA School District GO	5.000%	7/1/37 (15)	5,870	7,556
Los Angeles County CA School District GO	5.000%	7/1/38 (15)	5,120	6,572
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	13,200
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	9,750	13,257
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	1,150	1,437
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	10,060	13,608
Los Angeles County CA Unified School District
GO	3.000%	1/1/34	17,750	19,786
Los Rios CA Community College District GO	5.000%	8/1/24	500	595
Los Rios CA Community College District GO	5.000%	8/1/25	500	616
Los Rios CA Community College District GO	5.000%	8/1/26	1,410	1,790
Los Rios CA Community College District GO	5.000%	8/1/27	1,100	1,437
Los Rios CA Community College District GO	5.000%	8/1/30	1,140	1,474
Los Rios CA Community College District GO	4.000%	8/1/31	3,070	3,715
Los Rios CA Community College District GO	4.000%	8/1/32	3,135	3,787
Los Rios CA Community College District GO	4.000%	8/1/33	3,145	3,791
Los Rios CA Community College District GO	4.000%	8/1/33	1,010	1,114
Los Rios CA Community College District GO	4.000%	8/1/35	3,750	4,475
Los Rios CA Community College District GO	4.000%	8/1/35	250	298
Los Rios CA Community College District GO	4.000%	8/1/36	700	830
Los Rios CA Community College District GO	4.000%	8/1/37	525	621
Los Rios CA Community College District GO	4.000%	8/1/38	610	720
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,745	20,575
M-S-R California Energy Authority Revenue	7.000%	11/1/34	10,100	16,305
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,765	14,150
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,505	12,627
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,000	8,413
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/21	5,020	5,307
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/22	9,025	9,924
Manhattan Beach CA Unified School District GO	0.000%	9/1/26 (14)	2,160	2,007
Manteca CA Redevelopment Agency Tax
Allocation Revenue	4.000%	10/1/27 (15)	265	326
Manteca CA Redevelopment Agency Tax
Allocation Revenue	4.000%	10/1/28 (15)	375	470
Manteca CA Redevelopment Agency Tax
Allocation Revenue	4.000%	10/1/29 (15)	350	447
Manteca CA Redevelopment Agency Tax
Allocation Revenue	4.000%	10/1/30 (15)	325	416
Manteca CA Redevelopment Agency Tax
Allocation Revenue	4.000%	10/1/32 (15)	550	689
Manteca CA Redevelopment Agency Tax
Allocation Revenue	4.000%	10/1/39 (15)	1,110	1,347
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,062
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,105
Manteca CA Unified School District GO	5.000%	8/1/23	1,130	1,298
Marin CA Community College District GO	5.000%	8/1/23	550	632
Marin CA Community College District GO	5.000%	8/1/24	445	531
Marin CA Community College District GO	5.000%	8/1/25	605	748
Marin CA Community College District GO	4.000%	8/1/29	450	554
Marin CA Community College District GO	4.000%	8/1/30	800	978

Marin CA Community College District GO	4.000%	8/1/31	7,660	9,342
Marin CA Community College District GO	4.000%	8/1/32	1,000	1,185
Marin CA Community College District GO	4.000%	8/1/32	2,945	3,580
Marin CA Community College District GO	4.000%	8/1/33	1,900	2,305
Marin CA Community College District GO	4.000%	8/1/34	1,000	1,180
Marin CA Community College District GO	4.000%	8/1/34	3,030	3,665
Marin CA Community College District GO	4.000%	8/1/36	665	781
Marin CA Healthcare District GO	5.000%	8/1/28	435	531
Marin CA Healthcare District GO	5.000%	8/1/30	500	606
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,209
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,232
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,625
Marin CA Healthcare District GO	5.000%	8/1/34	1,275	1,533
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	2,005
Marin CA Municipal Water District Financing
Authority Water Revenue	5.000%	7/1/44	6,000	6,603
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,169
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	1,500	1,556
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	2,730	2,833
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	1,780	1,847
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	410
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	615	658
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	520	578
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,228
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,531
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	486
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,780	2,942
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,055	1,208
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,575	4,246
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,490	4,293
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,325	4,086
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,150	2,366
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	3,906

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,475
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	12,052
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/34	1,690	2,307
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	1,500	2,043
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/36	1,250	1,698
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/37	1,600	2,165
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/38	1,850	2,496
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/39	1,750	2,354
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/40	1,750	2,348
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,570	1,822
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,700	1,967
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,058
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,025	1,126
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,244
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,799
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/36	1,685	2,225
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/37	2,355	3,100
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/38	2,000	2,623
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/39	2,000	2,608
Montclair CA Redevelopment Agency Successor
Tax Allocation	4.000%	10/1/31	660	830
Montclair CA Redevelopment Agency Successor
Tax Allocation	4.000%	10/1/34	615	765
Montebello CA Unified School District GO	5.000%	8/1/41	2,555	3,079
2 Montebello CA Unified School District GO TOB
VRDO	1.200%	3/6/20	4,800	4,800
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/29	1,200	1,545
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/32	1,020	1,294
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/21	615	643
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/22	685	734
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/23	735	806

Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	4.000%	9/1/24	780	873
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/25	845	1,011
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,135
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,228
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,432
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,666
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,097
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,504
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	2,937
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	5,780
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,176
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,392
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	4,931
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,283
Morgan Hill CA Unified School District GO	4.000%	8/1/32	400	483
Morgan Hill CA Unified School District GO	4.000%	8/1/33	200	241
Morgan Hill CA Unified School District GO	4.000%	8/1/34	250	300
Morgan Hill CA Unified School District GO	4.000%	8/1/36	1,240	1,479
Morgan Hill CA Unified School District GO	4.000%	8/1/37	745	886
Mount Diablo CA Unified School District GO	5.000%	8/1/21	785	834
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,892
Mount San Antonio CA Community College
District GO	5.000%	8/1/35	2,000	2,704
4 Mount San Antonio CA Community College
District GO, 5.875% coupon rate effective
8/1/2023	0.000%	8/1/28	3,000	3,395
Mount San Jacinto CA Community College
District GO	4.000%	8/1/37	3,290	3,982
Mount San Jacinto CA Community College
District GO	4.000%	8/1/38	1,400	1,690
Mountain View CA Los Altos Union High School
District GO	0.000%	8/1/26	3,500	3,264
Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/32 (4)	500	655
Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/34 (4)	350	457
Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/35 (4)	450	586
Mountain View CA Shoreline Regional Park
Community Tax Allocation Revenue	5.000%	8/1/37 (4)	1,220	1,580
Mountain View-Whisman CA School District
COP	4.000%	6/1/20	500	504

Mountain View-Whisman CA School District
COP	5.000%	6/1/21	285	301
Mountain View-Whisman CA School District
COP	5.000%	6/1/22	400	439
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	478
Mountain View-Whisman CA School District GO	5.000%	9/1/25	630	780
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,110	1,420
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	791
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	262
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,706
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	345
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	944
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,460	1,672
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	399
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	842
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,685
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	625
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	1,952
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	558
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	359
Murrieta Valley CA Unified School District GO	0.000%	9/1/33 (4)	475	360
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/30	8,130	9,010
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/31	4,650	5,121
Napa Valley CA Unified School District GO	5.000%	8/1/31	205	258
Napa Valley CA Unified School District GO	4.000%	8/1/33 (4)	2,370	2,810
Napa Valley CA Unified School District GO	4.000%	8/1/36 (4)	3,175	3,742
Natomas CA Unified School District COP	4.000%	12/1/23 (15)	1,650	1,718
Natomas CA Unified School District COP	4.000%	12/1/24 (15)	1,720	1,790
Natomas CA Unified School District COP	4.000%	12/1/25 (15)	1,790	1,862
Natomas CA Unified School District COP	4.000%	12/1/26 (15)	1,865	1,939
Natomas CA Unified School District COP	4.000%	12/1/27 (15)	1,940	2,015
Natomas CA Unified School District COP	4.000%	12/1/28 (15)	2,020	2,096
Natomas CA Unified School District COP	4.000%	12/1/29 (15)	2,100	2,178
Natomas CA Unified School District COP	4.000%	12/1/30 (15)	2,185	2,263
Natomas CA Unified School District COP	4.000%	12/1/31 (15)	2,275	2,355
Natomas CA Unified School District COP	4.000%	12/1/32 (15)	2,365	2,447
Nevada CA Union High School District GO	4.000%	8/1/32	1,320	1,612
Nevada CA Union High School District GO	4.000%	8/1/33	1,410	1,718
Nevada CA Union High School District GO	4.000%	8/1/34	580	703
New Haven CA Unified School District GO	5.000%	8/1/26	4,535	5,729
New Haven CA Unified School District GO	5.000%	8/1/27	1,335	1,682
New Haven CA Unified School District GO	4.000%	8/1/29	100	124
New Haven CA Unified School District GO	4.000%	8/1/30	100	124
New Haven CA Unified School District GO	4.000%	8/1/31	100	123
New Haven CA Unified School District GO	4.000%	8/1/32	100	122
New Haven CA Unified School District GO	4.000%	8/1/35	325	392
New Haven CA Unified School District GO	4.000%	8/1/36	155	186
New Haven CA Unified School District GO	4.000%	8/1/37	300	359
New Haven CA Unified School District GO	4.000%	8/1/38	805	960
New Haven CA Unified School District GO	5.000%	8/1/40	955	1,158
Newark CA Unified School District GO	0.000%	8/1/26 (4)	3,300	3,033
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	5,613
Newport Mesa CA Unified School District GO	5.000%	8/1/22	1,815	1,986
Newport Mesa CA Unified School District GO	5.000%	8/1/23	2,510	2,851

Newport Mesa CA Unified School District GO	5.000%	8/1/25	1,500	1,827
Newport Mesa CA Unified School District GO	5.000%	8/1/26	1,175	1,477
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	4,101
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,601
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	1,272
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	11,623
Norco CA Financing Authority Enterprise
Revenue	5.000%	10/1/30	550	749
Norco CA Financing Authority Enterprise
Revenue	5.000%	10/1/32	1,000	1,345
Norco CA Financing Authority Enterprise
Revenue	4.000%	10/1/34	310	387
Norco CA Financing Authority Enterprise
Revenue	4.000%	10/1/35	440	545
Norco CA Financing Authority Enterprise
Revenue	5.000%	10/1/36	1,000	1,328
Norco CA Financing Authority Enterprise
Revenue	5.000%	10/1/37	850	1,125
Norco CA Financing Authority Enterprise
Revenue	4.000%	10/1/39	1,565	1,903
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/20	845	858
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	4.000%	9/1/21	1,055	1,105
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/22	970	1,068
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/23	1,270	1,445
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/24	1,380	1,622
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/25	500	606
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/26	1,620	2,017
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/27	1,755	2,235
Norco CA Special Tax Revenue (Norco Ridge
Ranch)	5.000%	9/1/28 (15)	750	963
North Orange County CA Community College
District GO	4.000%	8/1/33	375	471
North Orange County CA Community College
District GO	3.000%	8/1/38	1,805	1,989
North Orange County CA Community College
District GO	3.000%	8/1/39	2,165	2,380
North Orange County CA Community College
District GO	3.000%	8/1/40	2,200	2,402
Northern California Energy Authority Commodity
Supply Revenue PUT	4.000%	7/1/24	66,500	74,473
Northern California Power Agency	1.020%	3/6/20 LOC	11,350	11,350
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,486
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,288
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,758
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,751

Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	252
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	258
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	219
Northern California Transmission Agency
Revenue	5.000%	5/1/23	385	438
Northern California Transmission Agency
Revenue	5.000%	5/1/24	695	819
Northern California Transmission Agency
Revenue	5.000%	5/1/25	2,030	2,477
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,285	1,615
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,180	1,479
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,725	2,157
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,385	1,719
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,525	3,126
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,285	5,296
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,285	4,049
Northern California Transmission Agency
Revenue	5.000%	5/1/36	5,000	6,138
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,500	4,289
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,330	1,654
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,215	863
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,355	962
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,495	1,061
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	275
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	400
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	518
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	472
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	396
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	455
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	342
Oakland CA GO	5.000%	1/15/21 (Prere.)	3,000	3,114
Oakland CA GO	5.000%	1/15/23	5,650	6,354
Oakland CA GO	2.000%	1/15/34	5,505	5,560
Oakland CA GO	2.000%	1/15/35	4,480	4,495
Oakland CA GO	2.125%	1/15/36	4,735	4,770
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,184

Oakland CA Unified School District Alameda
County GO	5.000%	8/1/21	200	212
Oakland CA Unified School District Alameda
County GO	5.000%	8/1/30	1,300	1,654
Oakland CA Unified School District GO	5.000%	8/1/20	2,525	2,569
Oakland CA Unified School District GO	5.000%	8/1/20	5,030	5,117
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,693
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,195	3,383
Oakland CA Unified School District GO	6.250%	8/1/21 (Prere.)	2,000	2,156
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,428
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,560
Oakland CA Unified School District GO	5.000%	8/1/23	6,265	7,123
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,131
Oakland CA Unified School District GO	4.000%	8/1/24	600	679
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,497
Oakland CA Unified School District GO	5.000%	8/1/24	11,375	13,354
Oakland CA Unified School District GO	5.000%	8/1/24	1,375	1,614
Oakland CA Unified School District GO	4.000%	8/1/25	175	203
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,375	2,903
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,253
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,570	3,121
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,567
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,409
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,965	2,543
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,208
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,493
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,210	1,566
Oakland CA Unified School District GO	5.000%	8/1/28	6,000	7,465
Oakland CA Unified School District GO	5.000%	8/1/28	140	174
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,207
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	2,060	2,657
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	2,025	2,595
Oakland CA Unified School District GO	5.000%	8/1/30	100	124
Oakland CA Unified School District GO	5.000%	8/1/31	480	608
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,831
Oakland CA Unified School District GO	5.000%	8/1/31 (4)	5,250	6,696
Oakland CA Unified School District GO	5.000%	8/1/32	2,615	3,147
Oakland CA Unified School District GO	5.000%	8/1/32 (4)	5,910	7,515
Oakland CA Unified School District GO	5.000%	8/1/33	1,200	1,511
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,497
Oakland CA Unified School District GO	4.000%	8/1/34 (4)	4,500	5,314
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	3,003
Oakland CA Unified School District GO	4.000%	8/1/35 (4)	5,210	6,133
Oakland CA Unified School District GO	4.000%	8/1/36 (4)	7,970	9,333
Oakland CA Unified School District GO	4.000%	8/1/37 (4)	2,750	3,208
Oakland CA Unified School District GO
(Alameda County)	5.000%	8/1/24	1,835	2,154
Oakland CA Unified School District GO
(Alameda County)	5.000%	8/1/25	2,000	2,423
Oakland CA Unified School District GO
(Alameda County)	5.000%	8/1/25	295	357
Oceanside CA Unified School District GO	4.000%	8/1/33 (15)	3,500	3,964
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	1,880
Ohlone CA Community College District GO	5.000%	8/1/22	760	840
Ohlone CA Community College District GO	4.000%	8/1/34	3,900	4,577
Ohlone CA Community College District GO	4.000%	8/1/35	4,290	5,027

Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,476
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,024
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,613
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,603
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	2,887
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,037
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,205	2,515
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,276
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,334
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,391
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,450
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,510
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/36	2,860	3,827
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/37	6,860	9,159
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/39	3,825	5,069
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	11,770
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	5,690	6,026
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,050	1,163
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,565	2,934
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,906
Orange County CA Water District COP	2.000%	8/15/23	27,720	28,712
Orange County CA Water District Revenue	5.000%	8/15/23 (Prere.)	8,000	9,215
Orange County CA Water District Revenue	5.000%	8/15/32	840	1,156
Orange County CA Water District Revenue	5.000%	8/15/33	1,000	1,373
Orange County CA Water District Revenue	4.000%	8/15/35	750	945
Oxnard CA Gas Tax Revenue	4.000%	9/1/34 (4)	1,130	1,398
Oxnard CA Gas Tax Revenue	4.000%	9/1/36 (4)	1,170	1,434
Oxnard CA Gas Tax Revenue	4.000%	9/1/37 (4)	770	941
Oxnard CA Union High School District GO	4.000%	8/1/23	210	233
Oxnard CA Union High School District GO	4.000%	8/1/24	200	228
Oxnard CA Union High School District GO	4.000%	8/1/25	300	352
Oxnard CA Union High School District GO	5.000%	8/1/26	850	1,074

Oxnard CA Union High School District GO	5.000%	8/1/27	750	975
Oxnard CA Union High School District GO	5.000%	8/1/28	500	650
Oxnard CA Union High School District GO	5.000%	8/1/29	850	1,102
Oxnard CA Union High School District GO	4.000%	8/1/30	2,000	2,411
Oxnard CA Union High School District GO	4.000%	8/1/31	750	902
Oxnard CA Union High School District GO	4.000%	8/1/32	1,000	1,200
Pajaro Valley CA Unified School District GO	4.000%	8/1/33	225	271
Pajaro Valley CA Unified School District GO	4.000%	8/1/34	250	300
Pajaro Valley CA Unified School District GO	4.000%	8/1/35	300	358
Pajaro Valley CA Unified School District GO	4.000%	8/1/36	250	297
Pajaro Valley CA Unified School District GO	5.000%	8/1/38	1,155	1,451
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/21 (15)	440	470
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/24 (15)	1,050	1,248
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,226
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/26 (15)	1,100	1,384
Palm Desert CA Redevelopment Agency Tax
Allocation Revenue	5.000%	10/1/27 (15)	1,200	1,522
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,725
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	5,850
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	7,323
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,059
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,589
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,587
Palm Springs CA Unified School District GO	4.000%	8/1/31	4,160	4,663
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,587
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	460
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	373
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	615	680
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	458
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	858
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	550	672
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	740	904
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	650	819
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	630	794
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	540
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,698
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,596
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	516
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,779

Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	928
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34 (14)	2,000	2,472
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	618
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	254
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	419
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,102
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	15,318
Palomar CA Community College District GO	5.000%	8/1/30	520	677
Palomar CA Community College District GO	5.000%	8/1/31	400	519
Palomar CA Community College District GO	5.000%	8/1/32	300	389
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,464
Palomar CA Community College District GO	5.000%	8/1/33	2,805	3,627
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,749
Palomar CA Community College District GO	5.000%	8/1/35	2,485	3,198
2 Palomar CA Community College District GO
TOB VRDO	1.170%	3/6/20	6,400	6,400
Palomar Pomerado Health California COP	5.000%	11/1/21	560	594
Palomar Pomerado Health California COP	5.000%	11/1/23	600	678
Palomar Pomerado Health California COP	5.000%	11/1/24	665	773
Palomar Pomerado Health California COP	5.000%	11/1/26	445	544
Palomar Pomerado Health California COP	5.000%	11/1/27	750	935
Palomar Pomerado Health California COP	0.000%	8/1/28 (12)	500	438
Palomar Pomerado Health California COP	5.000%	11/1/32	4,550	5,546
Palomar Pomerado Health California COP	4.000%	8/1/36	5,000	5,661
Palomar Pomerado Health California COP	4.000%	8/1/37	4,190	4,728
Palomar Pomerado Health California GO	0.000%	8/1/21 (14)	1,400	1,378
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,190	6,982
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,861
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,250	1,144
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,772
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	16,165	14,320
Palomar Pomerado Health California GO	5.000%	8/1/28	1,640	2,025
Palomar Pomerado Health California GO	5.000%	8/1/28	7,460	9,214
Palomar Pomerado Health California GO	0.000%	8/1/29 (12)	7,195	6,145
Palomar Pomerado Health California GO	5.000%	8/1/29	875	1,078
Palomar Pomerado Health California GO	5.000%	8/1/29	4,250	5,234
Palomar Pomerado Health California GO	4.000%	8/1/30	1,165	1,354
Palomar Pomerado Health California GO	5.000%	8/1/30	1,130	1,387
Palomar Pomerado Health California GO	4.000%	8/1/31	1,215	1,408
Palomar Pomerado Health California GO	5.000%	8/1/31	800	978
Palomar Pomerado Health California GO	4.000%	8/1/32	4,900	5,664
Palomar Pomerado Health California GO	5.000%	8/1/33	1,320	1,607
Palomar Pomerado Health California GO	0.000%	8/1/35	595	413
Palomar Pomerado Health California GO	7.000%	8/1/38 (12)	3,000	4,340
Palomar Pomerado Health California Revenue	5.000%	11/1/20	1,125	1,152
Palomar Pomerado Health California Revenue	5.000%	11/1/21	1,375	1,458
Palomar Pomerado Health California Revenue	5.000%	11/1/23	2,410	2,723
Palomar Pomerado Health California Revenue	5.000%	11/1/24	2,390	2,779
Palomar Pomerado Health California Revenue	5.000%	11/1/25	2,250	2,687
Palomar Pomerado Health California Revenue	5.000%	8/1/26	310	386
Palomar Pomerado Health California Revenue	5.000%	11/1/26	1,875	2,292

Palomar Pomerado Health California Revenue	5.000%	11/1/28	345	417
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,543
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,264
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	2,834
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	5,260
Pasadena CA Unified School District GO	5.000%	5/1/22 (Prere.)	3,695	4,044
Pasadena CA Unified School District GO	5.000%	5/1/22 (Prere.)	1,500	1,642
Pasadena CA Unified School District GO	5.000%	5/1/22 (Prere.)	2,000	2,189
Pasadena CA Unified School District GO	5.000%	8/1/23	905	1,039
Pasadena CA Unified School District GO	5.000%	8/1/24	1,085	1,294
Pasadena CA Unified School District GO	5.000%	8/1/25	750	926
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,235
Pasadena CA Unified School District GO	5.000%	8/1/26	510	650
Pasadena CA Unified School District GO	5.000%	8/1/26	1,015	1,294
Pasadena CA Unified School District GO	4.000%	8/1/32	1,115	1,307
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/35	750	993
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/36	1,000	1,317
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/37	1,000	1,312
Peninsula Corridor CA Joint Powers Board
Farebox Revenue	5.000%	10/1/38	600	782
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,141
Peralta CA Community College District Revenue	5.000%	8/1/25	270	329
Peralta CA Community College District Revenue	4.000%	8/1/26	1,500	1,753
Peralta CA Community College District Revenue	5.000%	8/1/27	1,490	1,810
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	2,983
Peralta CA Community College District Revenue	5.000%	8/1/29	2,280	2,679
Peralta CA Community College District Revenue	5.000%	8/1/29	3,115	3,776
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,731
Peralta CA Community College District Revenue	5.000%	8/1/31	1,550	1,868
Peralta CA Community College District Revenue	5.000%	8/1/32	4,340	5,220
Peralta CA Community College District Revenue	5.000%	8/1/34	3,025	3,626
Perris CA Union High School District GO	4.000%	9/1/35 (4)	1,730	2,122
Perris CA Union High School District GO	4.000%	9/1/36 (4)	1,845	2,253
Perris CA Union High School District GO	4.000%	9/1/37 (4)	2,190	2,666
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,449
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	11,880	12,129
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,122
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,965	2,740

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,011
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,058
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,429
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,501
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	299
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,575
Pittsburg CA Water Revenue	4.000%	8/1/21	500	524
Pittsburg CA Water Revenue	5.000%	8/1/22	250	276
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	333
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	775	823
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	320
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,325	1,465
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	385	427
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	2,920
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	574
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,065	1,271
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,785	2,204
Pleasanton CA Unified School District GO	4.000%	8/1/34	1,050	1,259
Pleasanton CA Unified School District GO	4.000%	8/1/35	1,000	1,193
Pleasanton CA Unified School District GO	4.000%	8/1/36	800	949
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	4,095	4,545
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	486
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	533
Pomona CA Unified School District GO	4.000%	8/1/32 (4)	1,175	1,355
Port of Oakland CA Revenue	5.000%	11/1/26	2,695	3,437
Port of Oakland CA Revenue	5.000%	11/1/27	1,250	1,633
Port of Oakland CA Revenue	5.000%	11/1/28	1,610	2,089
Port of Oakland CA Revenue	5.000%	11/1/29	950	1,226
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,225	2,448
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	3,967
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	3,801
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,703

Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,270
Poway CA Unified School District GO	5.000%	8/1/21 (Prere.)	5,125	5,443
Poway CA Unified School District GO	5.000%	8/1/27	1,625	1,917
Poway CA Unified School District GO	0.000%	8/1/28	9,070	8,112
Poway CA Unified School District GO	0.000%	8/1/30	100	85
Poway CA Unified School District GO	0.000%	8/1/31	1,360	1,135
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/20	610	623
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,050
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	320	341
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	855	925
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22	455	504
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	792
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	471
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,565	1,733
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,357
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,149
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,193
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,816
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	957
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,640	2,021
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	990	1,095
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,233
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,515	3,187
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	915	1,051
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	985	1,131
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	1,190	1,315
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	995	1,138
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	2,520	2,781
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	990	1,133
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,225	1,399
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,275	1,454

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	970	1,109
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,390	1,584
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,485	1,690
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,570	1,785
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,670	1,896
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	2,004
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,800	3,295
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,765
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,642
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	2,003
Rancho Santiago CA Community College
District GO	0.000%	9/1/30 (4)	1,000	834
Redding CA Electric System Revenue	5.000%	6/1/22	395	434
Redding CA Electric System Revenue	5.000%	6/1/22	1,100	1,208
Redding CA Electric System Revenue	5.000%	6/1/23	500	571
Redding CA Electric System Revenue	5.000%	6/1/23	800	913
Redding CA Electric System Revenue	5.000%	6/1/24	1,000	1,185
Redding CA Electric System Revenue	5.000%	6/1/24	750	889
Redding CA Electric System Revenue	5.000%	6/1/25	830	1,019
Redding CA Electric System Revenue	5.000%	6/1/25	730	896
Redding CA Electric System Revenue	5.000%	6/1/26	1,000	1,268
Redding CA Electric System Revenue	5.000%	6/1/27	1,350	1,762
Redding CA Electric System Revenue	5.000%	6/1/30	800	1,061
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	360
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	354
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	457
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	835
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,228
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,221
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	944
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	576
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	3,121

Redwood City CA School District	3.000%	8/1/40	1,490	1,635
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,328
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	1,285	1,684
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32	470	612
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	515	669
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37	3,250	4,175
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/20	335	344
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/21	535	572
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/22 (4)	600	666
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/24 (4)	600	715
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/25 (4)	1,000	1,228
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/26 (4)	750	948
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/27 (4)	1,000	1,296
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/28 (4)	1,125	1,494
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/29 (4)	1,600	2,171
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/31 (4)	1,000	1,345
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/34 (4)	3,000	4,009
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/35 (4)	1,200	1,600
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/36 (4)	1,670	2,218
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/37 (4)	1,600	2,117
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	4.000%	5/1/20 (4)	1,500	1,508
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	4.000%	5/1/21 (4)	1,000	1,037
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	4.000%	5/1/22 (4)	1,750	1,870
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	5.000%	5/1/23 (4)	1,400	1,584
Richmond CA Joint Powers Financing Authority
Revenue (Point Potrero)	5.000%	5/1/24 (4)	1,000	1,171
Richmond CA Wastewater Revenue	5.000%	8/1/32	1,355	1,821
Richmond CA Wastewater Revenue	5.000%	8/1/33	1,060	1,419
Richmond CA Wastewater Revenue	4.000%	8/1/35	3,285	4,049
Richmond CA Wastewater Revenue	4.000%	8/1/37	2,000	2,423
Richmond CA Wastewater Revenue	5.000%	8/1/39	760	995
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,153

Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,150
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,144
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,613
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,654
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,336
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,331
Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,788
Riverside CA Community College District GO	3.000%	8/1/33	770	860
Riverside CA Community College District GO	4.000%	8/1/34	3,620	4,526
Riverside CA Community College District GO	3.000%	8/1/35	725	806
Riverside CA Community College District GO	3.000%	8/1/36	1,000	1,109
Riverside CA Community College District GO	3.000%	8/1/36	2,000	2,218
Riverside CA Community College District GO	3.000%	8/1/37	2,125	2,350
Riverside CA Community College District GO	3.000%	8/1/38	1,890	2,083
Riverside CA Community College District GO	3.000%	8/1/38	3,665	4,039
Riverside CA Community College District GO	3.000%	8/1/39	2,110	2,319
Riverside CA Community College District GO	3.000%	8/1/39	3,500	3,847
Riverside CA Electric Revenue	5.000%	10/1/30	975	1,321
Riverside CA Electric Revenue	5.000%	10/1/32	2,695	3,639
Riverside CA Electric Revenue	5.000%	10/1/33	3,250	4,379
Riverside CA Electric Revenue	5.000%	10/1/36	7,675	10,275
Riverside CA Electric Revenue	5.000%	10/1/37	4,750	6,340
Riverside CA Electric Revenue	5.000%	10/1/38	6,250	8,292
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/22	560	624
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/23	325	376
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/24	300	360
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/25	300	372
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/26	375	479
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/27	480	630
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/28	565	759
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/29	350	467
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/30	620	820
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/31	600	790
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/32	550	719
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/33	635	826
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/34	650	844
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,425
Riverside CA Public Financing Authority Lease
Revenue (Main Library Project)	5.000%	11/1/36	845	1,093

Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,496
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,227
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,443
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,621
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,235
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,446
2 Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue TOB VRDO	1.250%	3/6/20 (15)	5,000	5,000
Riverside CA Sewer Revenue	5.000%	8/1/20	1,685	1,716
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,123
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,385
Riverside CA Sewer Revenue	5.000%	8/1/23	3,760	4,312
Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,400
Riverside CA Sewer Revenue	5.000%	8/1/26	600	761
Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,377
Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,570
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,307
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,549
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,706
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,773
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,876
Riverside CA Unified School District GO	4.000%	8/1/29	850	1,038
Riverside CA Unified School District GO	4.000%	8/1/30	850	1,032
Riverside CA Unified School District GO	4.000%	8/1/31	1,250	1,513
Riverside CA Unified School District GO	4.000%	8/1/34	1,100	1,321
Riverside CA Unified School District GO	4.000%	8/1/35	1,000	1,199
Riverside CA Unified School District GO	3.000%	8/1/36	2,000	2,175
Riverside CA Unified School District GO	3.000%	8/1/37	2,000	2,172
Riverside CA Unified School District GO	3.000%	8/1/38	2,310	2,504
Riverside CA Unified School District GO	3.000%	8/1/39	5,000	5,402
Riverside CA Unified School District GO	3.000%	8/1/40	7,500	8,091
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/25 (14)	6,835	6,444
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/28	500	612
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/30	1,070	1,293
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/32	1,150	1,384
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/35	1,930	2,305
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/36	2,010	2,396
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/37	1,000	1,188

Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,002
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,100	2,420
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,855	2,211
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	12,044
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	12,898
2 Riverside County CA Public Financing Authority
Lease Revenue TOB VRDO	1.200%	3/6/20 LOC	5,250	5,250
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	2,723
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/20	375	384
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	2,710
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/21	250	266
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,022
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/22	350	388
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	2,799
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/33 (15)	3,535	4,430
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/35 (15)	1,195	1,488
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,228
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,466
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,195
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,391
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,775
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,425
4 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/22 (15)	375	385
4 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/27 (15)	520	610
4 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/30 (15)	750	869
4 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/32 (15)	590	681
4 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/37 (15)	1,015	1,158

Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,448
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,075	4,683
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	3,000	3,448
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	2,000	2,298
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	4,995	6,447
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,432
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	3,484
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	6,611
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	4,081
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	3,189
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	4,264
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	2,645
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,785
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,825
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/29	330	422
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	770	903
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	200	255
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	530	620
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,310	1,531
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	250	317
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,175
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	350	442
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	3,425	4,021
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	250	314
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/36	4,530	5,325
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/21	700	736
Roseville CA Financing Authority Special Tax
Revenue	4.000%	9/1/22	1,000	1,082
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/23	550	632
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/24	1,100	1,310

Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/27	1,100	1,438
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/29	750	972
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/30 (4)	2,000	2,585
Roseville CA Financing Authority Special Tax
Revenue	5.000%	9/1/31 (4)	2,665	3,435
Roseville CA Joint Union High School District
GO	0.000%	8/1/23	275	265
Roseville CA Joint Union High School District
GO	0.000%	8/1/24	580	552
Roseville CA Joint Union High School District
GO	0.000%	8/1/25	555	521
Roseville CA Joint Union High School District
GO	0.000%	8/1/26	500	462
Roseville CA Joint Union High School District
GO	5.000%	8/1/27	185	239
Roseville CA Joint Union High School District
GO	0.000%	8/1/28	500	431
Roseville CA Joint Union High School District
GO	0.000%	8/1/29 (4)	3,215	2,767
Roseville CA Joint Union High School District
GO	0.000%	8/1/29	1,085	896
Roseville CA Joint Union High School District
GO	5.000%	8/1/29	200	257
Roseville CA Joint Union High School District
GO	0.000%	8/1/30	1,000	787
Roseville CA Joint Union High School District
GO	5.000%	8/1/30	300	384
Roseville CA Joint Union High School District
GO	0.000%	8/1/31	1,585	1,187
Roseville CA Joint Union High School District
GO	0.000%	8/1/31 (4)	6,815	5,569
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	865	990
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	420	520
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,075
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	528
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	493
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	356
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	332
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	650	768
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	294

Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	590
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,361
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,496
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,564
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	3,793
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,065
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,300	1,585
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	2,097
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	5,000	4,607
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/27 (14)	15,815	13,946
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/31 (14)	5,000	3,965
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/34 (14)	3,990	2,907
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	507
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	600	633
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	940	1,027
Sacramento CA City Unified School District GO	5.000%	7/1/22	230	249
Sacramento CA City Unified School District GO	5.000%	8/1/30 (4)	385	463
Sacramento CA City Unified School District GO	5.000%	7/1/31 (4)	655	716
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20 (ETM)	1,250	1,269
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21 (ETM)	1,000	1,062
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,425
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/21	2,625	2,791
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/22	4,000	4,423
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/23	4,000	4,591
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,395
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	3,610	4,295
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,028
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,555	3,147
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	1,500	1,847

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,540	3,225
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,000	2,539
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,615
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,287
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,094
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	2,615	3,546
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	2,970	4,018
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	1,025	1,166
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/17/23	7,500	8,477
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/15/25	17,500	21,160
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	405	414
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	925	945
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	975	996
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,100	1,124
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	1,155	1,180
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/22	680	694
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/28	1,575	1,606
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/29	1,660	1,694
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/30	1,875	1,913
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/31	1,970	2,011
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/26	930	1,163
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/27	1,025	1,316
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/28	2,000	2,625
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/29	1,315	1,723
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/30	1,165	1,514
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/31	2,000	2,591
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/32	1,395	1,801
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/33	1,235	1,590

Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/34	1,485	1,906
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/35	2,000	2,562
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/37	2,405	3,060
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/38	1,290	1,634
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/23	525	594
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/24	425	498
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/25	450	544
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/26	500	621
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/27	1,535	1,959
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/28	1,605	2,093
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/29	1,695	2,203
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/30	1,775	2,294
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/31	1,865	2,402
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/32	500	643
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/34	2,145	2,739
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/35	650	829
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/36	1,200	1,526
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/37	1,040	1,321
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/38	1,375	1,739
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,460
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,009
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,044
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	804
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,575	1,787
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	345	417
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,683
Sacramento County CA Airport Revenue	5.000%	7/1/22	345	379
Sacramento County CA Airport Revenue	5.000%	7/1/22	1,000	1,099
Sacramento County CA Airport Revenue	5.000%	7/1/22	380	417
Sacramento County CA Airport Revenue	5.000%	7/1/22	370	406
Sacramento County CA Airport Revenue	5.000%	7/1/23	435	496
Sacramento County CA Airport Revenue	5.000%	7/1/23	1,000	1,140
Sacramento County CA Airport Revenue	5.000%	7/1/23	345	393
Sacramento County CA Airport Revenue	5.000%	7/1/23	500	570
Sacramento County CA Airport Revenue	5.000%	7/1/24	500	591
Sacramento County CA Airport Revenue	5.000%	7/1/24	1,000	1,181
Sacramento County CA Airport Revenue	5.000%	7/1/24	245	289

Sacramento County CA Airport Revenue	5.000%	7/1/24	745	879
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,175	1,436
Sacramento County CA Airport Revenue	5.000%	7/1/25	805	984
Sacramento County CA Airport Revenue	5.000%	7/1/25	1,100	1,342
Sacramento County CA Airport Revenue	5.000%	7/1/25	775	946
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,440	1,816
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,225	1,545
Sacramento County CA Airport Revenue	5.000%	7/1/26	1,080	1,359
Sacramento County CA Airport Revenue	5.000%	7/1/26	910	1,145
Sacramento County CA Airport Revenue	5.000%	7/1/27	1,000	1,297
Sacramento County CA Airport Revenue	5.000%	7/1/27	1,815	2,349
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,267
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,410	1,873
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	661
Sacramento County CA Airport Revenue	5.000%	7/1/29	2,265	2,990
Sacramento County CA Airport Revenue	5.000%	7/1/29	500	661
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,310
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,280	1,680
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,380	4,426
Sacramento County CA Airport Revenue	5.000%	7/1/30	1,250	1,640
Sacramento County CA Airport Revenue	5.000%	7/1/31	1,795	2,338
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	653
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,175	1,528
Sacramento County CA Airport Revenue	5.000%	7/1/32	1,510	1,959
Sacramento County CA Airport Revenue	5.000%	7/1/32	665	865
Sacramento County CA Airport Revenue	5.000%	7/1/33	750	973
Sacramento County CA Airport Revenue	5.000%	7/1/35	1,000	1,236
Sacramento County CA Airport Revenue	5.000%	7/1/36	2,000	2,469
Sacramento County CA Airport Revenue	5.000%	7/1/36	1,250	1,612
Sacramento County CA Airport Revenue	5.000%	7/1/37	2,530	3,255
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,357
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/34	5,260	6,170
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	25,000	29,029
San Bernardino CA City Unified School District
COP	5.000%	10/1/21 (4)	225	240
San Bernardino CA City Unified School District
COP	5.000%	10/1/22 (4)	225	249
San Bernardino CA City Unified School District
COP	5.000%	10/1/23 (4)	350	402
San Bernardino CA City Unified School District
COP	5.000%	10/1/24 (4)	470	558
San Bernardino CA City Unified School District
COP	5.000%	10/1/25 (4)	560	686
San Bernardino CA City Unified School District
COP	5.000%	10/1/26 (4)	890	1,121
San Bernardino CA City Unified School District
COP	5.000%	10/1/27 (4)	1,245	1,605
San Bernardino CA City Unified School District
COP	5.000%	10/1/28 (4)	2,315	3,050
San Bernardino CA City Unified School District
COP	5.000%	10/1/29 (4)	1,415	1,856
San Bernardino CA City Unified School District
COP	5.000%	10/1/30 (4)	1,115	1,460

San Bernardino CA City Unified School District
COP	5.000%	10/1/33 (4)	1,370	1,774
San Bernardino CA City Unified School District
COP	5.000%	10/1/35 (4)	2,500	3,213
San Bernardino CA City Unified School District
COP	5.000%	10/1/37 (4)	5,880	7,523
San Bernardino CA City Unified School District
COP	5.000%	10/1/38 (4)	3,250	4,147
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	778
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,305
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,525	1,682
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,258
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,600
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,493
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	470	602
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	550	702
San Bernardino CA City Unified School District
GO	0.000%	8/1/30 (4)	11,700	9,755
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	630	802
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	230	292
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	2,655	2,563
San Bernardino CA Community College District
GO	4.000%	8/1/23 (Prere.)	5,000	5,564
San Bernardino CA Community College District
GO	4.000%	8/1/23 (Prere.)	10,660	11,863
San Bernardino CA Community College District
GO	4.000%	8/1/23 (Prere.)	12,010	13,365
San Bernardino CA Community College District
GO	5.000%	8/1/23 (Prere.)	4,150	4,758
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,016
San Bernardino CA Community College District
GO	0.000%	8/1/25 (Prere.)	1,000	734
San Bernardino CA Community College District
GO	0.000%	8/1/25 (Prere.)	1,100	768
San Bernardino CA Community College District
GO	0.000%	8/1/25 (Prere.)	1,165	774
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,215
San Bernardino CA Community College District
GO	5.000%	8/1/25 (Prere.)	8,370	10,323
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	11,099
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	787

San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	6,084
San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	822
San Bernardino CA Community College District
GO	4.000%	8/1/34	125	150
San Bernardino CA Community College District
GO	4.000%	8/1/35	220	264
San Bernardino CA Community College District
GO	4.000%	8/1/36	255	305
San Bernardino CA Community College District
GO	4.000%	8/1/37	370	442
San Bernardino CA Community College District
GO	4.000%	8/1/38	475	565
San Bernardino CA Community College District
GO	4.000%	8/1/39	600	713
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/24	4,005	4,781
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/25	15,420	19,042
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/26	13,870	17,657
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/27	9,670	12,657
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,761
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,633
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	5,880	6,552
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	12,750	14,733
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/25	6,750	8,065
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/26	14,000	17,235
San Diego CA Association of Governments
Capital Grant Receipts Revenue	1.800%	11/15/27	11,250	11,477
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/29	875	1,119
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/31	2,190	2,778
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/32	1,750	2,216
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/34	3,000	3,786
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/35	1,500	1,890
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/36	1,500	1,884
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/37	1,070	1,340
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/38	1,230	1,532
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,670	9,214
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,380	3,592
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	9,830	10,447
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	5,000	5,314

San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,000	2,125
San Diego CA Community College District GO	5.000%	8/1/22 (Prere.)	4,100	4,537
San Diego CA Community College District GO	5.000%	8/1/23 (Prere.)	1,000	1,150
San Diego CA Community College District GO	5.000%	8/1/23 (Prere.)	2,150	2,473
San Diego CA Community College District GO	4.000%	8/1/32	23,150	27,445
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,047
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,820	6,127
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	6,238
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,205	6,485
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	6,216
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	5,457
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,230	3,563
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,270	5,247
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,710	13,598
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,200
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,603
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	8,280	10,931
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	3,360	4,424
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,022
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,135	2,276
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,040	1,153
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,055	1,215
San Diego CA Redevelopment Agency Tax
Allocation	0.000%	9/1/26 (4)	3,665	3,379
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	9,640
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	15,861
San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,739
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,227
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,936
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,079
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,130	1,415
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	7,846
San Diego CA Unified School District GO	5.000%	7/1/26	20,040	24,567
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,565	9,815
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	7,737
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	7,106
San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,977
San Diego CA Unified School District GO	5.000%	7/1/28	725	885
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,807
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,057

San Diego CA Unified School District GO	5.000%	7/1/29	3,330	4,199
San Diego CA Unified School District GO	5.000%	7/1/29	750	914
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,167
San Diego CA Unified School District GO	0.000%	7/1/30	10,255	8,646
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,628
San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,964
San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,657
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,780
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,869
San Diego CA Unified School District GO	5.000%	7/1/31	8,985	10,215
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,455
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,479
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,159
San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,823
San Diego CA Unified School District GO	4.000%	8/1/32	1,065	1,262
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,315
San Diego CA Unified School District GO	5.000%	7/1/33	4,440	5,705
San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,410
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,468
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	4,079
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,156
San Diego CA Unified School District GO	4.000%	8/1/35	1,855	2,174
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	2,046
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,677
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	6,168
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,159
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,972
San Diego CA Unified School District GO	4.000%	7/1/38	1,790	2,216
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,939
San Diego CA Unified School District GO	4.000%	7/1/39	2,000	2,470
2 San Diego CA Unified School District GO TOB
VRDO	1.300%	3/6/20	4,700	4,700
San Diego County CA COP	5.000%	10/15/24	2,125	2,553
San Diego County CA COP	5.000%	10/15/25	5,305	6,371
San Diego County CA COP	5.000%	10/15/26	2,590	3,104
San Diego County CA COP	5.000%	10/15/27	2,000	2,391
San Diego County CA COP	5.000%	10/15/28	1,400	1,669
San Diego County CA COP	5.000%	10/15/29	2,010	2,389
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	471
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	1,710	1,898
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	805	953
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,396
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	2,450	2,986
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	2,180	2,650

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,915	3,971
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	1,660	1,884
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,780	4,290
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/24	1,265	1,487
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/24	7,115	8,361
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,129
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	300	368
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	1,000	1,214
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	3,700	4,493
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,086
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	200	253
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	400	507
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	1,000	1,251
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	5,310	6,634
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	330	430
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	400	521
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	1,535	1,972
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	5,465	7,013
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,043
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	350	455
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	335	447
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	1,140	1,501
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	5,570	7,332
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	310	402
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	350	478
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	2,755	3,708
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	590	762
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	500	679

1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	2,645	3,628
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,500	2,031
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	345	471
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	3,100	4,229
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,000	1,287
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	2,500	3,377
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	360	490
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,320	1,794
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,305	1,676
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	2,650	3,571
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	455	617
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,525	2,065
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,010	1,295
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,590	2,138
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	475	642
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	850	1,148
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	1,000	1,280
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	2,875	3,859
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	505	680
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	750	1,009
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	2,765	3,532
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	5,750	7,699
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	530	712
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	2,500	3,356
San Diego County CA Regional Airport Authority
Revenue	4.000%	7/1/37	1,500	1,841
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	1,690	2,154
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	2,470	3,306
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	560	750

San Diego County CA Regional Airport Authority
Revenue	4.000%	7/1/38	1,500	1,835
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/38	2,850	3,801
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/38	585	781
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/39	3,035	4,038
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/39	6,000	7,967
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/39	615	819
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	4,115	5,460
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	650	863
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,124
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,090	2,637
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,248
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	17,112
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,088
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	7,779
San Dieguito CA Union High School District GO	4.000%	8/1/31	1,750	1,933
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,072
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,595	7,683
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/36	1,875	2,411
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,055
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	290	320
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	690	760
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	755	832
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	780	859
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	1,885	2,077
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/22 (Prere.)	2,045	2,253
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,435	6,672
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,510	3,074
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,697
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	1,975
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,820
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/34	1,615	1,935

San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/36	3,035	3,619
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/37	2,510	2,986
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/38	3,045	3,608
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/39	2,075	2,454
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,442
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,478
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,568
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	4,695
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,692
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	4,928
San Francisco CA City & County COP	5.000%	4/1/27	13,095	16,131
San Francisco CA City & County COP	5.000%	4/1/28	465	572
San Francisco CA City & County COP	3.000%	4/1/30	8,085	9,078
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,768
San Francisco CA City & County COP	3.000%	4/1/31	8,405	9,314
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,635
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,272
San Francisco CA City & County COP	4.000%	4/1/35	9,870	11,387
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,699
San Francisco CA City & County COP	4.000%	4/1/36	10,665	12,285
San Francisco CA City & County COP	4.000%	4/1/37	8,590	10,160
San Francisco CA City & County COP	4.000%	4/1/38	4,930	5,814
San Francisco CA City & County COP	4.000%	4/1/39	5,290	6,227
San Francisco CA City & County COP	4.000%	4/1/40	9,660	11,349
2 San Francisco CA City & County COP TOB
VRDO	1.120%	3/6/20	5,435	5,435
San Francisco CA City & County GO	5.000%	6/15/20	500	506
San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,847
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,311
San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,327
San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,621
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,636
San Francisco CA City & County GO	4.000%	6/15/29	4,545	5,019
San Francisco CA City & County GO	4.000%	6/15/29	7,130	8,097
San Francisco CA City & County GO	4.000%	6/15/33	8,160	9,213
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,150
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,175	5,213
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	2,885
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,110	5,368
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	550	578
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,150	1,208

San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,200	1,261
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	1,705	1,864
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	2,865	2,886
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,360	6,954
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	3,335	3,789
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,775	6,570
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	3,245	3,825
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,700	2,004
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,231
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	6,180	7,544
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,110	2,576
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	2,005	2,524
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,625	8,329
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,220	2,788
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	1,820	2,282
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	7,090	9,606
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	4,790	5,025
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	6,731
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	635	791
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	4,000	5,355
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	10,095	13,479
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/36	8,015	10,600
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/37	10,035	13,238
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/38	10,000	13,146
2 San Francisco CA City & County Multi-Family
Housing Revenue (1500 Mission Street
Apartments) TOB VRDO	1.500%	3/6/20	8,100	8,100
3 San Francisco CA City & County Multi-Family
Housing Revenue (Eastern Park Apartments
LP) PUT	1.300%	1/1/23	4,000	4,052
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.890%	4/1/20 LOC	40,000	39,994

San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,246
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,218
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,327
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,586
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	11/1/33	2,500	2,974
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	3,550	4,644
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,592
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	11/1/34	5,000	5,941
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	125	163
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	12,166
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	12,774
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/37	3,135	4,068
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/38	4,790	6,200
2 San Francisco CA City & County Public Utilities
Commission Wastewater Revenue TOB
VRDO	1.300%	3/6/20	8,700	8,700
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,010	2,068
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	11,000	11,803
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	10,335	11,089
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,165	1,249
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,730	6,272
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,473
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	9,000	9,851
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	3,020	3,306
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	925	1,031
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	1,425	1,649
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,245	4,912
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	1,000	1,199
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,605	5,523
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,035	7,354

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,436
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,217
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	11,346
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	2,640	3,157
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	3,830	4,580
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,830	2,188
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,510
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,300	3,942
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	4,025	4,809
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	1,925	2,300
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	3,510	3,828
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	15,385
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	3,660	4,408
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	3,470	4,142
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	4,230	5,049
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,025	2,417
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	15,514
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,451
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	3,650	4,351
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	4,450	5,305
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	2,130	2,539
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,209
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,673
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,610	3,991
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	3,835	4,566
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,680	5,572
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,240	2,667
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,675	3,231

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	6,280	7,963
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	8,145	10,296
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	4,000	4,748
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	8,625	10,279
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	1,000	1,202
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/38	1,520	1,798
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/39	5,090	6,014
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	132
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	170
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	138
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	137
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	159
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	520
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	305	361
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	1,016
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	283
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	489

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	488
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	631
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,769
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	165
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	629
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	629
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	835	1,046
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	541
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	930
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	684
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	469
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	879
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	616
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	554

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	1,060
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,230
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	670	821
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	809
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	920
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	263
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	855
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	806
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	679
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	487
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,095
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	620	754
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	425
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	759

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	948
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,156
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,276
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,475	7,641
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	11,997
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	1,270	1,281
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,060
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,709
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	4,000	4,331
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,786
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,433
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,388
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	1,897
1 San Jacinto CA Unified School District CP	5.000%	9/1/20 (4)	575	581
1 San Jacinto CA Unified School District CP	5.000%	9/1/21 (4)	850	892
1 San Jacinto CA Unified School District CP	5.000%	9/1/23 (4)	470	530
1 San Jacinto CA Unified School District CP	5.000%	9/1/24 (4)	985	1,150
1 San Jacinto CA Unified School District CP	5.000%	9/1/29 (4)	1,255	1,671
1 San Jacinto CA Unified School District CP	5.000%	9/1/31 (4)	1,385	1,875
1 San Jacinto CA Unified School District CP	5.000%	9/1/33 (4)	1,525	2,046
1 San Jacinto CA Unified School District CP	5.000%	9/1/35 (4)	1,685	2,250
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/20	1,020	1,020
San Joaquin County CA Transportation
Authority Revenue	4.000%	3/1/21	710	734
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/22	300	326
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/33	7,115	8,993
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	1,470	1,854
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	5,750	7,240
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/36	4,725	6,202
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,050	9,233
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/38	3,700	4,828
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/22 (14)	580	565

San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	15,656
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,140	6,687
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	14,254
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	12,210	14,435
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,868
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	4,806
San Jose CA Airport Revenue	5.000%	3/1/29	200	256
San Jose CA Airport Revenue	5.000%	3/1/30	250	319
San Jose CA Airport Revenue	5.000%	3/1/33	500	634
San Jose CA Airport Revenue	5.000%	3/1/34	500	633
San Jose CA Airport Revenue	5.000%	3/1/36	3,020	3,809
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,140	1,161
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (Prere.)	1,270	1,293
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20	3,255	3,313
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/20 (Prere.)	570	581
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	800	815
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,355	1,382
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	7,545	8,006
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22	3,500	3,862
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	5,000	5,729
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24	5,000	5,939
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/26	3,650	4,629
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27	2,335	3,047
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,296
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/22	500	553
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/23	400	459
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/24	525	625
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/25	440	542
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/26	775	986
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/27	780	1,022
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/34	1,000	1,178

San Jose-Evergreen CA Community College
District GO	4.000%	9/1/40	24,825	28,126
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	9,430
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	11,341
San Juan CA Unified School District GO	4.000%	8/1/31	3,250	3,892
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	963
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,089
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	560
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,195
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	669
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,121
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/25 (4)	800	985
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/26 (4)	635	807
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/27 (4)	600	785
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/28 (4)	890	1,157
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/30 (4)	750	961
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/31 (4)	1,060	1,352
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/32 (4)	850	1,080
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/33 (4)	635	805
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/35 (4)	1,000	1,264
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/36 (4)	1,325	1,671
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/37 (4)	1,750	2,202
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	2,164
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,692
San Marcos CA Unified School District GO	5.000%	8/1/30	4,050	5,236
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,655
San Marcos CA Unified School District GO	5.000%	8/1/31	3,580	4,607
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	2,023
San Marcos CA Unified School District GO	4.000%	8/1/32	300	360
San Marcos CA Unified School District GO	5.000%	8/1/34	3,545	4,526
San Marcos CA Unified School District GO	5.000%	8/1/35	4,000	5,098
San Marcos CA Unified School District GO	5.000%	8/1/36	3,375	4,288
San Marcos CA Unified School District GO	4.000%	8/1/37	4,015	4,752
San Marcos CA Unified School District GO	4.000%	8/1/38	9,140	10,789
San Mateo CA Union High School District GO	0.000%	9/1/23 (Prere.)	2,725	2,545
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,315	1,512
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	725	834
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	1,285	1,480
San Mateo CA Union High School District GO	5.000%	9/1/23 (Prere.)	715	824
San Mateo CA Union High School District GO	0.000%	9/1/24	2,665	2,474

San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,658
San Mateo CA Union High School District GO	4.000%	9/1/33	1,950	2,305
San Mateo CA Union High School District GO	4.000%	9/1/33	3,540	4,185
San Mateo CA Union High School District GO	4.000%	9/1/35	1,585	1,861
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,590
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,560
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,718
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,808
San Mateo County CA Community College
District GO	0.000%	9/1/30 (14)	5,640	4,898
San Mateo County CA Community College
District GO	4.000%	9/1/34	2,670	3,293
San Mateo County CA Community College
District GO	5.000%	9/1/36	1,000	1,356
San Mateo County CA Community College
District GO	5.000%	9/1/37	1,000	1,352
San Mateo County CA Community College
District GO	5.000%	9/1/38	750	1,008
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/15/35 (4)	4,875	6,311
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/15/36	6,075	7,842
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/15/37	6,435	8,268
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,210	1,380
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,364
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,035	1,082
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,335	1,471
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,630	1,865
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/32	4,500	5,293
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,871
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	776
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	790	799

San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,385	1,461
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	646
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	785	862
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,688
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	855	977
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	858
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,250	1,482
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,245	1,531
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,651
San Mateo Foster City CA Public Financing
Authority Street & Flood Control Revenue	4.000%	5/1/38	600	725
San Mateo Foster City CA Public Financing
Authority Street & Flood Control Revenue	4.000%	5/1/39	600	724
San Mateo Foster City CA Public Financing
Authority Street & Flood Control Revenue	4.000%	5/1/40	550	662
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	5.000%	8/1/34	825	1,114
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/35	1,500	1,873
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	5.000%	8/1/36	1,425	1,912
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/37	2,750	3,404
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/39	1,250	1,539
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,817
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,096
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,250	1,418
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,058
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,159
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,635
San Rafael CA Elementary School District
Capital Appreciation GO	0.000%	8/1/29 (14)	3,025	2,625
San Rafael CA Elementary School District GO	3.000%	8/1/34	325	355
San Rafael CA Elementary School District GO	3.000%	8/1/35	1,210	1,318
San Rafael CA Elementary School District GO	3.000%	8/1/37	825	895
San Rafael CA High School District GO	0.000%	8/1/26 (14)	3,315	3,086
San Rafael CA High School District GO	0.000%	8/1/29 (14)	6,505	5,693
San Rafael CA High School District GO	4.000%	8/1/35	1,075	1,336
San Rafael CA High School District GO	4.000%	8/1/36	1,200	1,476
San Rafael CA High School District GO	3.000%	8/1/38	1,200	1,333
San Rafael CA High School District GO	3.000%	8/1/39	1,000	1,108
San Rafael CA High School District GO	3.000%	8/1/40	1,450	1,600

San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/25 (2)	1,020	945
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/27 (2)	1,700	1,508
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/28 (2)	1,800	1,556
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,822
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,894
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	1,982
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,359
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,359
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,314
San Ysidro CA School District COP	5.000%	9/1/27 (15)	100	110
San Ysidro CA School District COP	5.000%	9/1/31 (15)	200	220
San Ysidro CA School District COP	5.000%	9/1/34 (15)	200	220
San Ysidro CA School District COP	5.000%	9/1/37 (15)	320	351
San Ysidro CA School District GO	0.000%	8/1/26 (14)	4,770	4,303
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/21	125	133
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/22	100	111
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/23	100	115
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/24	130	155
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/25	150	185
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/26	200	256
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	5.000%	8/1/27	250	329
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/28	275	339
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/29	350	430
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/30	500	611
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/31	500	609
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/32	500	606
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/33	860	1,037
Santa Ana CA Unified School District COP	0.000%	4/1/32 (4)	1,750	1,330
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,825	3,087
Santa Barbara CA Unified School District GO	4.000%	8/1/30	840	1,022
Santa Barbara CA Unified School District GO	4.000%	8/1/30	300	365
Santa Clara CA Electric Revenue	4.000%	7/1/24	4,720	5,146
Santa Clara CA Electric Revenue	4.000%	7/1/25	5,200	5,663
Santa Clara CA Electric Revenue	4.000%	7/1/26	5,230	5,691
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,056

Santa Clara CA Electric Revenue	5.250%	7/1/32	2,525	2,674
Santa Clara CA Financing Authority Revenue	4.000%	5/15/33	7,500	8,597
Santa Clara CA Financing Authority Revenue	4.000%	4/1/34	6,970	8,442
Santa Clara CA Financing Authority Revenue	4.000%	4/1/35	7,250	8,766
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36	2,000	2,243
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37	2,000	2,237
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38	2,000	2,222
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	2,000	2,216
Santa Clara CA Financing Authority Revenue	3.000%	5/1/40	2,000	2,190
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,715	4,784
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,405	4,469
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,115	4,175
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	3,775	3,830
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,424
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,269
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,501
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,704
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,268
Santa Clara CA Unified School District GO	4.000%	7/1/29	6,650	7,984
Santa Clara CA Unified School District GO	4.000%	7/1/29	8,235	9,887
Santa Clara CA Unified School District GO	4.000%	7/1/30	8,800	10,522
Santa Clara CA Unified School District GO	3.000%	7/1/31	4,460	4,981
Santa Clara CA Unified School District GO	3.000%	7/1/32	4,770	5,288
Santa Clara CA Unified School District GO	3.000%	7/1/33	1,610	1,771
Santa Clara CA Unified School District GO	4.000%	7/1/33	8,750	10,401
Santa Clara CA Unified School District GO	3.000%	7/1/34	5,430	5,930
Santa Clara CA Unified School District GO	3.000%	7/1/36	6,150	6,618
Santa Clara CA Unified School District GO	3.000%	7/1/37	6,545	7,024
Santa Clara CA Unified School District GO	3.000%	7/1/38	3,225	3,453
2 Santa Clara CA Unified School District GO TOB
VRDO	1.160%	3/6/20	10,400	10,400
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,215	4,252
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,075
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	6,643
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,484
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	7,976
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,328
2 Santa Clara County CA Financing Authority
Revenue TOB VRDO	1.300%	3/6/20	6,340	6,340
Santa Clara County CA GO	5.000%	8/1/28	8,830	9,743
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	710	785
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	431
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	328
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	615	723
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	710	855

Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	545	690
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,235	1,551
Santa Clara Valley CA Water District COP	5.000%	6/1/20	575	581
Santa Clara Valley CA Water District COP	5.000%	6/1/21	525	554
Santa Clara Valley CA Water District COP	5.000%	6/1/22	550	604
Santa Clara Valley CA Water District COP	5.000%	6/1/23	845	965
Santa Clarita CA Community College District
GO	5.000%	8/1/22 (Prere.)	5,450	6,025
Santa Clarita CA Community College District
GO	0.000%	8/1/28 (14)	400	356
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	3,030	2,637
Santa Clarita CA Community College District
GO	0.000%	8/1/30 (4)	1,860	1,577
Santa Clarita CA Community College District
GO	3.000%	8/1/33	350	387
Santa Clarita CA Community College District
GO	3.000%	8/1/34	450	496
Santa Clarita CA Community College District
GO	3.000%	8/1/35	700	771
Santa Clarita CA Community College District
GO	3.000%	8/1/37	800	876
Santa Clarita CA Community College District
GO	3.000%	8/1/38	750	819
Santa Clarita CA Community College District
GO	3.000%	8/1/39	900	981
Santa Clarita CA Community College District
GO	3.000%	8/1/40	800	866
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	4,310
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	10,262
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,281
Santa Monica CA Community College District
GO	5.000%	8/1/30	500	666
Santa Monica CA Community College District
GO	5.000%	8/1/31	600	796
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,923
Santa Monica CA Community College District
GO	5.000%	8/1/32	535	706
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,997
Santa Monica CA Community College District
GO	4.000%	8/1/33	500	616
Santa Monica CA Community College District
GO	4.000%	8/1/34	635	778
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/30	250	325
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/31	350	453
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,870

Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/32	250	323
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/33	250	322
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,339
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/34	315	406
Santa Monica-Malibu CA Unified School District
GO	5.000%	7/1/35	350	450
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/36	430	517
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/37	465	558
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,158
Santa Rosa CA High School District GO	5.000%	8/1/28 (4)	500	633
Santa Rosa CA High School District GO	5.000%	8/1/30 (4)	800	1,007
Santa Rosa CA High School District GO	5.000%	8/1/32 (4)	1,095	1,370
Santa Rosa CA High School District GO	5.000%	8/1/34 (4)	965	1,202
Santa Rosa CA High School District GO	5.000%	8/1/35 (4)	750	933
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,300	1,386
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,165	1,289
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	970	1,114
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	865	1,030
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	815	1,004
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	920	1,170
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	9,784
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,173
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,377
Santee CA CDC Successor Agency Tax
Allocation Revenue	4.000%	8/1/21	600	628
Santee CA CDC Successor Agency Tax
Allocation Revenue	5.000%	8/1/22	570	627
Sequoia CA Union High School District GO	4.000%	7/1/43	33,370	37,605
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/31	300	386
Shasta-Tehama-Trinity CA Joint Community
College District GO	5.000%	8/1/32	275	353
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/36	700	830
Shasta-Tehama-Trinity CA Joint Community
College District GO	4.000%	8/1/37	1,000	1,184
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	770
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,191
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,223
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,207
Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,527
Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,296
Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,658
Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,871
Simi Valley CA Unified School District GO	5.000%	8/1/24	3,455	4,112
Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,432
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,785

Simi Valley CA Unified School District GO	5.000%	8/1/26	2,025	2,580
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,950	2,658
Simi Valley CA Unified School District GO	0.000%	8/1/28 (4)	4,785	4,212
Simi Valley CA Unified School District GO	4.000%	8/1/32	200	243
Simi Valley CA Unified School District GO	4.000%	8/1/33	175	212
Simi Valley CA Unified School District GO	3.000%	8/1/34	320	349
Simi Valley CA Unified School District GO	3.000%	8/1/35	525	572
Simi Valley CA Unified School District GO	3.000%	8/1/36	750	816
Simi Valley CA Unified School District GO	4.000%	8/1/36	1,240	1,490
Simi Valley CA Unified School District GO	3.000%	8/1/37	500	542
Simi Valley CA Unified School District GO	4.000%	8/1/37	1,320	1,582
Simi Valley CA Unified School District GO	4.000%	8/1/38	350	418
Simi Valley CA Unified School District GO	4.000%	8/1/39	365	435
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,115	2,307
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,655	2,886
Solano County CA Community College District
GO	0.000%	8/1/21 (14)	985	973
Soledad CA Unified School District Revenue
BAN	0.000%	8/1/21	2,120	2,087
Sonoma County CA Junior College District GO	3.000%	8/1/39	1,055	1,160
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,520	2,823
Sonoma Valley CA Unified School District GO	5.000%	8/1/32	1,250	1,521
South Bay CA Union School District (San Diego
County) BAN	0.000%	8/1/22	2,250	2,190
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/31 (4)	320	429
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/32 (4)	500	670
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/33 (4)	450	601
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/34 (4)	1,335	1,777
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/37 (4)	2,240	2,955
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/38 (4)	2,630	3,458
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,083
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,354
1 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/33	355	452
1 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/35	700	883
1 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/37	550	685
1 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/38	485	601

1 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/39	600	740
1 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/40	700	862
South San Francisco CA Unified School District
GO	4.000%	9/1/33	6,310	7,280
South San Francisco CA Unified School District
GO	5.000%	9/1/40	150	180
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,760	8,119
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,141
Southern California Public Power Authority
Revenue	5.000%	7/1/29	1,000	1,014
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	10,901
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,400	1,420
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,058
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,224
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,375	2,508
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,769
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,320
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,056
Southern California Public Power Authority
Revenue (Canyon Power Project) PUT	2.250%	5/1/21	45,800	46,191
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,549
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,535
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,535
Southern California Public Power Authority
Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	2,350	2,352
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,540	6,354
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,900
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,522
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,374
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,265	2,883
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/29	300	389
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	5,765	7,913
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	995

Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,370	1,575
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	835
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	995
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	750	926
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,340	1,650
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,835
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,364
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,783
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	2,916
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,807
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	4,815	5,791
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,409
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,629
Southwestern California Community College
District GO	0.000%	8/1/24	750	717
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	1,016
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,781
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,697
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	2,048
Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,259
Southwestern California Community College
District GO	5.000%	8/1/29	300	389
Southwestern California Community College
District GO	5.000%	8/1/30	300	388
Southwestern California Community College
District GO	4.000%	8/1/31	300	361
Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,174
Southwestern California Community College
District GO	4.000%	8/1/32	250	300
Southwestern California Community College
District GO	4.000%	8/1/33	300	359
Southwestern California Community College
District GO	4.000%	8/1/34	1,760	2,054
Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,748
Southwestern California Community College
District GO	4.000%	8/1/36	1,200	1,424

Southwestern California Community College
District GO	4.000%	8/1/37	2,385	2,823
Southwestern California Community College
District GO	4.000%	8/1/38	1,750	2,066
4 St. Helena CA Unified School District GO,
4.000% coupon rate effective 8/1/2023	0.000%	8/1/27	4,550	4,729
State Center California Community College
District GO	5.000%	8/1/27	635	834
State Center California Community College
District GO	4.000%	8/1/34	1,000	1,199
State Center California Community College
District GO	4.000%	8/1/36	1,045	1,246
State Center California Community College
District GO	4.000%	8/1/37	1,000	1,190
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	589
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	472
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,025
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	733
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,075	1,225
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,100	1,287
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,170	1,400
Stockton CA Public Financing Authority
Wastewater Revenue	1.400%	6/1/22	17,500	17,556
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,104
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,015	1,162
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,184
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,479
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,625
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,474
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/20 (15)	500	512
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/23 (15)	725	832
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/24 (15)	900	1,069
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/25 (15)	1,000	1,227
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/26 (15)	1,000	1,263
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/27 (15)	2,200	2,853
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/28 (15)	1,815	2,411

Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/29 (15)	1,520	2,017
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/30 (15)	1,750	2,310
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/32 (15)	1,635	2,141
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/33 (15)	1,290	1,684
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/34 (15)	1,540	2,003
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/35 (15)	1,550	2,011
Stockton CA Public Financing Authority Water
Revenue	4.000%	10/1/37 (15)	1,730	2,034
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/23 (Prere.)	1,000	1,191
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,600	1,996
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/29 (4)	1,500	1,862
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/33 (4)	2,890	3,538
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/34 (4)	2,000	2,444
Stockton CA Unified School District GO	5.000%	8/1/20	930	947
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,318
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	2,914
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,218
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,342
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,570	1,722
Stockton CA Unified School District GO	5.000%	8/1/24 (15)	100	118
Stockton CA Unified School District GO	5.000%	8/1/27 (15)	225	290
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,172
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	885	1,166
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	701
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	805	1,056
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,190
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,821
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	130	169
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,192
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,405
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,624
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,452
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,110	1,275
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,182
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,415
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,360	1,599
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,507
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,649
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,174

Sweetwater CA Unified High School District GO	3.000%	8/1/25	455	499
Sweetwater CA Unified School District GO	0.000%	8/1/23 (4)	1,575	1,522
Sweetwater CA Unified School District GO	3.000%	8/1/23	815	866
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,090	1,235
Sweetwater CA Unified School District GO	3.000%	8/1/24	300	324
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,255	1,469
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,165
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,320
Sweetwater CA Unified School District GO	5.000%	8/1/35	5,000	5,965
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/25 (15)	330	404
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/26 (15)	175	221
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/27 (15)	185	233
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/28 (15)	390	489
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/29 (15)	480	601
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/30 (15)	475	592
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/31 (15)	180	224
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/32 (15)	175	217
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/33 (15)	225	279
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/34 (15)	245	303
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/35 (15)	515	601
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/36 (15)	255	296
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/37 (15)	310	359
Tahoe-Truckee CA Unified School District COP	3.000%	6/1/38 (15)	1,485	1,589
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/39 (15)	260	300
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24	100	119
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25	200	246
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26	330	419
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/20	750	768
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,574
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	800	886
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,591
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	2,022
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,169
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,000	1,236
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,261
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28 (4)	530	678
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29 (4)	500	639
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/30 (4)	535	680
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/31 (4)	1,000	1,263
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/32 (4)	785	987
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/33 (4)	1,650	2,072
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/34 (4)	1,705	2,139

Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/35 (4)	2,620	3,267
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/36 (4)	2,765	3,439
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/37 (4)	2,350	2,912
Temecula Valley CA Unified School District GO	4.300%	8/1/32 (15)	2,000	2,254
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/22	1,000	1,091
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/23	2,000	2,257
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/24	2,000	2,331
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/26	1,000	1,233
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/27	1,500	1,894
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/28	1,500	1,933
Tobacco Securitization Authority of Southern
California Revenue	2.250%	6/1/29	1,000	1,064
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/29	1,500	1,968
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/31	1,655	2,160
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/32	1,000	1,301
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/33	1,000	1,297
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/34	3,000	3,881
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/36	1,000	1,286
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/37	1,000	1,282
Tobacco Securitization Authority of Southern
California Revenue	5.000%	6/1/38	2,000	2,553
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	254
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	955
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	456
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	473
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,173
Tulare CA Local Health Care District GO	4.000%	8/1/21 (15)	300	313
Tulare CA Local Health Care District GO	4.000%	8/1/22 (15)	400	430
Tulare CA Local Health Care District GO	4.000%	8/1/23 (15)	720	795
Tulare CA Local Health Care District GO	4.000%	8/1/24 (15)	405	459
Tulare CA Local Health Care District GO	4.000%	8/1/25 (15)	455	527
Tulare CA Local Health Care District GO	4.000%	8/1/26 (15)	515	610
Tulare CA Local Health Care District GO	4.000%	8/1/27 (15)	580	701
Tulare CA Local Health Care District GO	4.000%	8/1/28 (15)	435	534
Tulare CA Local Health Care District GO	4.000%	8/1/29 (15)	735	915
Tulare CA Local Health Care District GO	4.000%	8/1/30 (15)	1,320	1,664

Tulare CA Local Health Care District GO	4.000%	8/1/32 (15)	1,380	1,721
Tulare CA Local Health Care District GO	4.000%	8/1/33 (15)	2,050	2,546
Tulare CA Local Health Care District GO	4.000%	8/1/34 (15)	2,325	2,880
Tulare CA Local Health Care District GO	4.000%	8/1/39 (15)	4,425	5,385
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,276
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,633
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,053
Turlock CA Irrigation District Revenue	5.000%	1/1/35	685	927
1 Turlock CA Irrigation District Revenue	5.000%	1/1/36	3,500	4,531
Turlock CA Irrigation District Revenue	5.000%	1/1/36	2,225	2,778
Turlock CA Irrigation District Revenue	5.000%	1/1/36	1,465	1,975
Turlock CA Irrigation District Revenue	5.000%	1/1/37	5,615	6,997
Turlock CA Irrigation District Revenue	5.000%	1/1/37	1,285	1,728
Turlock CA Irrigation District Revenue	5.000%	1/1/38	705	943
Turlock CA Irrigation District Revenue	5.000%	1/1/39	655	874
Turlock CA Unified School District GO	3.000%	8/1/34	1,095	1,187
Turlock CA Unified School District GO	3.000%	8/1/35	1,175	1,272
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,529
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	855
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	891
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,390
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,748
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,645
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,295
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	4,120
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	475	483
Twin Rivers CA Unified School District GO	5.000%	8/1/20 (4)	750	763
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	550	584
Twin Rivers CA Unified School District GO	5.000%	8/1/21 (4)	850	902
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	515	569
Twin Rivers CA Unified School District GO	5.000%	8/1/22 (4)	625	690
Ukiah CA Unified School District GO	0.000%	8/1/25 (14)	3,175	2,959
Union CA Elementary School District GO	0.000%	9/1/29 (14)	1,335	1,160
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/32	800	1,018
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/33	1,030	1,298
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/34	650	814
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/35	200	250
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/37	540	668
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/39	650	799
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,219

Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,656
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,648
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,516
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,211
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	14,940	16,995
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23 (Prere.)	5,000	5,688
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,010	7,058
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	11,635
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,015	11,941
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,015	6,222
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	10,420
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	14,911
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	17,182
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	5,020	6,149
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	11,717
University of California Revenue	5.000%	5/15/20	4,470	4,509
University of California Revenue	5.000%	5/15/21	3,430	3,611
University of California Revenue	5.000%	5/15/21 (Prere.)	5,005	5,266
University of California Revenue	5.000%	5/15/21 (Prere.)	4,675	4,919
University of California Revenue	5.000%	5/15/22 (Prere.)	6,540	7,162
University of California Revenue	5.000%	5/15/22	3,850	4,051
University of California Revenue	5.000%	5/15/23	2,010	2,287
University of California Revenue	5.000%	5/15/23 (Prere.)	4,695	5,333
University of California Revenue	5.000%	5/15/23 (Prere.)	650	738
University of California Revenue	5.000%	5/15/25	2,670	3,261
University of California Revenue	5.000%	5/15/25	9,240	11,274
University of California Revenue	4.000%	5/15/27	3,820	4,676
University of California Revenue	4.000%	5/15/27	9,115	11,202
University of California Revenue	5.000%	5/15/27	7,075	8,624
University of California Revenue	5.000%	5/15/27	6,225	6,550
University of California Revenue	4.000%	5/15/28	7,110	8,859
University of California Revenue	4.000%	5/15/28	9,030	11,251
University of California Revenue	5.000%	5/15/28	9,265	11,288
University of California Revenue	5.000%	5/15/28	7,080	8,618
University of California Revenue	5.000%	5/15/28	6,675	7,022
University of California Revenue	4.000%	5/15/29	13,390	16,593
University of California Revenue	4.000%	5/15/29	5,485	6,778
University of California Revenue	4.000%	5/15/30	7,500	9,213

University of California Revenue	4.000%	5/15/30	7,705	9,431
University of California Revenue	5.000%	5/15/30	1,910	2,538
University of California Revenue	5.000%	5/15/30	3,515	3,982
University of California Revenue	5.000%	5/15/30	1,195	1,497
University of California Revenue	4.000%	5/15/31	5,270	6,427
University of California Revenue	5.000%	5/15/31	15,095	19,421
University of California Revenue	5.000%	5/15/31	2,315	2,805
University of California Revenue	5.000%	5/15/31	9,000	10,914
University of California Revenue	5.000%	5/15/32	7,490	8,189
University of California Revenue	5.000%	5/15/32	3,250	4,289
University of California Revenue	5.000%	5/15/32	8,460	10,548
University of California Revenue	5.250%	5/15/32	5,000	5,901
University of California Revenue	4.000%	5/15/33	12,715	15,349
University of California Revenue	5.000%	5/15/33	15,470	17,481
University of California Revenue	5.000%	5/15/33	12,055	15,417
University of California Revenue	5.000%	5/15/33	5,415	6,119
University of California Revenue	5.000%	5/15/33	5,910	7,778
University of California Revenue	5.000%	5/15/33	6,995	8,455
University of California Revenue	5.000%	5/15/33	5,025	6,255
University of California Revenue	4.000%	5/15/34	10,000	11,241
University of California Revenue	4.000%	5/15/34	10,610	12,754
University of California Revenue	5.000%	5/15/34	15,900	17,951
University of California Revenue	5.000%	5/15/34	6,395	8,175
University of California Revenue	5.000%	5/15/34	12,800	16,321
University of California Revenue	5.000%	5/15/34	1,500	1,969
University of California Revenue	5.000%	5/15/34	3,915	4,866
University of California Revenue	4.000%	5/15/35	5,790	6,949
University of California Revenue	5.000%	5/15/35	5,160	6,586
University of California Revenue	5.000%	5/15/35	11,290	14,373
University of California Revenue	5.000%	5/15/35	4,000	5,241
University of California Revenue	5.000%	5/15/35	2,060	2,557
University of California Revenue	5.000%	5/15/35	625	837
University of California Revenue	5.000%	5/15/36	15,790	20,039
University of California Revenue	5.000%	5/15/36	20,280	25,802
University of California Revenue	5.000%	5/15/36	4,275	5,586
University of California Revenue	5.000%	5/15/36	5,425	6,722
University of California Revenue	5.000%	5/15/36	4,500	5,071
University of California Revenue	5.000%	5/15/36	1,250	1,667
University of California Revenue	5.000%	5/15/37	11,710	14,867
University of California Revenue	5.000%	5/15/37	14,605	19,039
University of California Revenue	5.000%	5/15/37	9,500	12,061
University of California Revenue	5.000%	5/15/37	4,935	6,415
University of California Revenue	5.000%	5/15/38	22,075	28,647
University of California Revenue	5.000%	5/15/38	5,025	6,503
University of California Revenue	5.000%	5/15/38	4,355	5,766
University of California Revenue	5.000%	5/15/39	2,345	3,097
University of California Revenue PUT	1.400%	5/15/21	5,050	5,068
University of California Revenue PUT	5.000%	5/15/23	52,095	59,134
2 University of California Revenue TOB VRDO	1.300%	3/6/20	12,190	12,190
2 University of California Revenue TOB VRDO	1.300%	3/6/20	10,200	10,200
University of California Revenue VRDO	1.180%	3/2/20	79,800	79,800
University of California Revenue VRDO	1.190%	3/2/20	23,400	23,400
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,210
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/22	925	984

Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/23	900	987
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/25	1,060	1,229
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/26	500	595
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/27	1,960	2,385
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/28	2,030	2,518
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/29	715	886
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/30	1,450	1,789
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/31	1,390	1,708
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/33	1,710	2,091
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/34	1,500	1,832
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/35	2,025	2,264
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/36	1,000	1,116
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	663
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	865	991
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,571
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,644
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,724
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,414
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,411
Val Verde CA Unified School District CP	5.000%	3/1/25 (4)	250	302
Val Verde CA Unified School District CP	5.000%	3/1/26 (4)	260	324
Val Verde CA Unified School District CP	5.000%	3/1/27 (4)	275	353
Val Verde CA Unified School District CP	5.000%	3/1/28 (4)	280	368
Val Verde CA Unified School District CP	5.000%	3/1/29 (4)	450	587
Val Verde CA Unified School District CP	5.000%	3/1/30 (4)	850	1,099
Val Verde CA Unified School District CP	5.000%	3/1/31 (4)	1,015	1,301
Ventura County CA Community College District
GO	5.000%	8/1/21 (Prere.)	2,205	2,342
Ventura County CA Community College District
GO	5.000%	8/1/21 (Prere.)	1,915	2,034
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	13,528
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,338
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,109
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,212

Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,382
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	504
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	340	357
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	470	515
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,990	7,219
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	282
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	370
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	457
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	693
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,516
Vista CA Unified School District GO	3.000%	8/1/34	1,085	1,209
Vista CA Unified School District GO	4.000%	8/1/35	1,210	1,492
Vista CA Unified School District GO	3.000%	8/1/38	1,645	1,813
Vista CA Unified School District GO	3.000%	8/1/39	1,300	1,429
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,165	2,940
Walnut CA Energy Center Authority Revenue	5.000%	1/1/36	2,805	3,793
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	287
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	417
Washington CA Unified School District (Yolo
County) GO	0.000%	8/1/27 (14)	3,440	3,074
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	194
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	713
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,741
Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,752
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	379
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	465	471
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	600	608
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	368
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	705	742
Washington Township CA Health Care District
Revenue	4.000%	7/1/22	540	576
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	790
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	570	642
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	451
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	875	986

Washington Township CA Health Care District
Revenue	5.000%	7/1/24	610	709
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	871
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	670	778
Washington Township CA Health Care District
Revenue	4.000%	7/1/25	650	742
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	924
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	924
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	785	959
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	1,270	1,551
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,075
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	765	934
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	430	536
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	930	1,159
Washington Township CA Health Care District
Revenue	5.000%	7/1/27	755	941
Washington Township CA Health Care District
Revenue	5.000%	7/1/28	750	950
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	1,005	1,239
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	1,165	1,434
Washington Township CA Health Care District
Revenue	5.000%	7/1/29	755	972
Washington Township CA Health Care District
Revenue	5.000%	7/1/30	1,540	1,889
Washington Township CA Health Care District
Revenue	5.000%	7/1/30	765	974
Washington Township CA Health Care District
Revenue	4.000%	7/1/32	1,000	1,130
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	2,340	2,857
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	500	633
Washington Township CA Health Care District
Revenue	3.000%	7/1/33	1,870	1,956
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	2,975	3,625
Washington Township CA Health Care District
Revenue	3.125%	7/1/34	2,195	2,314
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,970	3,345
Washington Township CA Health Care District
Revenue	4.000%	7/1/36	1,935	2,171
Washington Township CA Health Care District
Revenue	5.000%	7/1/36	500	628

West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,010	2,222
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	254
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,673
West Contra Costa CA Unified School District
GO	0.000%	8/1/27 (12)	575	522
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	6,400	5,676
West Contra Costa CA Unified School District
GO	0.000%	8/1/29 (4)	2,000	1,737
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (14)	6,235	5,258
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	4,009
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,642
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,542
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,207
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	2,088
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (4)(3)	6,000	4,728
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (14)	1,000	778
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,837
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,105
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,232
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,424
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,290
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,685
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,204
West Valley-Mission CA Community College
District GO	5.000%	8/1/31	200	243
West Valley-Mission CA Community College
District GO	4.000%	8/1/34	625	781
West Valley-Mission CA Community College
District GO	4.000%	8/1/35	700	870
West Valley-Mission CA Community College
District GO	4.000%	8/1/36	1,500	1,852
West Valley-Mission CA Community College
District GO	4.000%	8/1/38	1,800	2,208
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,355
Western Placer CA Unified School District COP	3.000%	8/1/21 (4)	500	516
Western Placer CA Unified School District COP	3.000%	8/1/23 (4)	600	644
Western Placer CA Unified School District GO	5.000%	8/1/28	200	252

Western Placer CA Unified School District GO	5.000%	8/1/29	200	251
Western Placer CA Unified School District GO	5.000%	8/1/30	380	475
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	885	1,057
Western Placer CA Unified School District GO	4.000%	8/1/31 (15)	755	902
Western Placer CA Unified School District GO	5.000%	8/1/31	565	704
Western Placer CA Unified School District GO	4.000%	8/1/32 (15)	920	1,095
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	990	1,173
Western Placer CA Unified School District GO	4.000%	8/1/34 (15)	545	646
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	1,025	1,212
Western Placer CA Unified School District GO	4.000%	8/1/35 (15)	630	745
Western Placer CA Unified School District GO	4.000%	8/1/36 (15)	1,070	1,261
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	765	813
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	765	845
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,104
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,379
William S. Hart CA Union High School District
GO	0.000%	8/1/33	570	448
William S. Hart CA Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,979
William S. Hart CA Union High School District
California GO	5.000%	9/1/25	1,835	2,033
William S. Hart CA Union High School District
California GO	5.000%	9/1/26	1,085	1,202
William S. Hart CA Union High School District
California GO	5.000%	9/1/27	1,585	1,755
Wiseburn CA School District GO	4.125%	8/1/33	2,045	2,201
Yuba CA Community College District GO	3.000%	8/1/28	1,000	1,131
Yuba CA Community College District GO	3.000%	8/1/29	2,000	2,247
				17,425,653
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	3,368	3,078
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	7,802	6,664
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	6,670	5,403
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	20,143	22,337
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,737	3,035
				40,517
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	769
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,194
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,643
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/20	540	546
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/21	400	419
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/22	625	677
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/28	2,115	2,352
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/29	5,035	5,726
Guam Government Waterworks Authority Water

& Wastewater System Revenue	5.250%	7/1/33	4,000	4,465

Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/35	4,450	5,047
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/36	1,450	1,709
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,750
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,084
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,678
				30,059
Total Tax-Exempt Municipal Bonds (Cost $16,277,705)				17,496,229
Other Assets and Liabilities-Net (-0.4%)				(71,958)
Net Assets (100%)				17,424,271
Cost rounded to $000.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 29, 2020.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $359,239,000, representing 2.1% of net assets.
3 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4 Step bond.
5 Securities with a value of $1,397,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

California Intermediate-Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(1,725)	(376,616)	(2,930)
10-Year Ultra U.S. Treasury Note	June 2020	(188)	(28,241)	(150)
				(3,080)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash

California Intermediate-Term Tax-Exempt Fund

investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,496,229	—	17,496,229
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,497	—	—	1,497

1 Represents variation margin on the last day of the reporting period.